     As filed with the Securities and Exchange Commission on January 29, 1997

                                                       Registration Nos. 2-91889
                                                                        811-4060
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /

     Pre-Effective Amendment No.                                    /   /
                                 ----

     Post-Effective Amendment No. 20                                / X /
                                 ----

REGISTRATION STATEMENT UNDER THE INVESTMENT
          COMPANY ACT OF 1940                                       / X /

     Amendment No.  21                                              / X /
                   ----

                             CASH ACCUMULATION TRUST
               (Exact Name of Registrant as Specified in Charter)

                             840 Newport Center Drive
                             Newport Beach, CA  92660
                    (Address of principal executive offices)
                                 (203) 352-4990
              (Registrant's telephone number, including area code)

Name and address
of agent for service                          Copy to
--------------------                          -------

Newton B. Schott, Jr., Esq.                   Douglass N. Ellis, Jr., Esq.
2187 Atlantic Street                          Ropes & Gray
Stamford, Connecticut  06902                  One International Place
                                              Boston, Massachusetts  02110

It is proposed that this filing will become effective (check appropriate box)

/   /     immediately upon filing pursuant to paragraph (b)

/ X /     on February 1, 1997 pursuant to paragraph (b)

/   /     60 days after filing pursuant to paragraph (a)(1)

/   /     on (date) pursuant to paragraph (a)(1)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended September 30, 1996 on November 27, 1996.

                             CASH ACCUMULATION TRUST
                           NATIONAL MONEY MARKET FUND
                              CROSS REFERENCE SHEET


Part A:    Information Required
           in a Prospectus                  Prospectus Caption
           ---------------                  ------------------

1.         . . . . . . . . . . . . . . .    Cover Page


2.         . . . . . . . . . . . . . . .    Schedule of Fees


3.         . . . . . . . . . . . . . . .    Financial Highlights


4.         . . . . . . . . . . . . . . .    Investment Objective and Policies
                                            General Policies; Net Asset Value;
                                            Yields; Description of Trust


5.         . . . . . . . . . . . . . . .    Manager of the Fund; Distributor and
                                            Distribution Plan; Schedule of Fees;
                                            Back Cover


6.         . . . . . . . . . . . . . . .    Description of the Trust;
                                            Dividends; Taxes


7.         . . . . . . . . . . . . . . .    Investment Objective and Policies;
                                            How to Buy Shares; Distributor and
                                            Distribution Plan; Net Asset Value


8.         . . . . . . . . . . . . . . .    How to Redeem


9.         . . . . . . . . . . . . . . .    None

Part B:   Information Required
          in a Statement of                 Statement of Additional
          Additional Information            Information Caption
          ----------------------            -------------------

10.        . . . . . . . . . . . . . . .    Cover Page


11.        . . . . . . . . . . . . . . .    Table of Contents


12.        . . . . . . . . . . . . . . .    Not Applicable


13.        . . . . . . . . . . . . . . .    Investment Objectives, Policies
                                            and Restrictions; Credit and
                                            Market Risk


14.        . . . . . . . . . . . . . . .    Management of the Fund


15.        . . . . . . . . . . . . . . .    Management of the Fund


16.        . . . . . . . . . . . . . . .    Investment Advisory and Other
                                            Services


17.        . . . . . . . . . . . . . . .    Portfolio Transactions and
                                            Brokerage


18.        . . . . . . . . . . . . . . .    Organization and Capitalization
                                            of the Trust


19.        . . . . . . . . . . . . . . .    Net Income, Yields and Valuation;
                                            Redemptions


20.        . . . . . . . . . . . . . . .    Taxes


21.        . . . . . . . . . . . . . . .    Investment Advisory and Other
                                            Services


22.        . . . . . . . . . . . . . . .    Net Income, Yields and Valuation


23.        . . . . . . . . . . . . . . .    Financial Statements

                           NATIONAL MONEY MARKET FUND


                            CASH ACCUMULATION TRUST
                            840 NEWPORT CENTER DRIVE
                            NEWPORT BEACH, CA 92660
                                 (203) 352-4990


                                   PROSPECTUS


                                FEBRUARY 1, 1997


    The National Money Market Fund (the "Fund") is an open-end, diversified management investment company organized as a series of Cash Accumulation Trust (the "Trust"). The Fund's investment objective is current income to the extent consistent with preservation of capital and liquidity. As a money market fund, the Fund seeks to achieve its objective by investing in a variety of high quality "money market" instruments.

    Shares of the Fund are offered without a sales charge at net asset value. INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    This Prospectus concisely presents the information which investors ought to know before investing. Please read this Prospectus carefully and keep it for further reference.


    A Statement of Additional Information (the "SAI") dated February 1, 1997, as amended or supplemented from time to time, is available free of charge by writing to PIMCO Funds Distribution Company, 2187 Atlantic Street, Stamford, Connecticut 06902, or by telephoning (800) 628-1237. The SAI, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus.



  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                           PAGE
                                            ---
Schedule of Fees.......................          2
Financial Highlights...................          2
Investment Objective and Policies......          3
General Policies.......................          4
Net Asset Value........................          5
Yields.................................          5
How to Buy Shares......................          5

                                           PAGE
                                            ---
How to Redeem..........................          7
Manager of the Fund....................         11
Distributor and Distribution Plan......         12
Dividends..............................         12
Taxes..................................         12
Description of the Trust...............         13
Custodian..............................         13

                                SCHEDULE OF FEES


                                          ANNUAL FUND                         EXAMPLE: YOU WOULD PAY THE
                                       OPERATING EXPENSES                   FOLLOWING EXPENSES ON A $1,000
                            (AS A PERCENTAGE OF AVERAGE NET ASSETS)       INVESTMENT ASSUMING (1) 5% ANNUAL
                         ----------------------------------------------    RETURN AND (2) REDEMPTION AT THE
                                                                               END OF EACH TIME PERIOD:
                                                                TOTAL     ----------------------------------
                                                                FUND
                         MANAGEMENT                 OTHER     OPERATING              3        5        10
                            FEES      12b-1 FEES   EXPENSES   EXPENSES    1 YEAR   YEARS    YEARS     YEARS
                         ----------   ----------   --------   ---------   ------   ------   ------   -------
National Money Market
 Fund..................        .42%         .10%       .17%        .69%   $   7    $  22    $  38    $   86



    The purpose of this table is to assist an investor in understanding the various costs and expenses of the Fund that are borne directly or indirectly by shareholders. Annual Fund Operating Expenses are based on the Fund's actual expenses during the fiscal year ended September 30, 1996 and the Fund's average net assets during such fiscal year. NOTE: THE FIGURES SHOWN IN THE EXAMPLE ARE ENTIRELY HYPOTHETICAL. THEY ARE NOT REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.


                              FINANCIAL HIGHLIGHTS


    The following information for the five years ended September 30, 1996 has been audited by the former independent accountants for the National Money Market Fund for the periods listed, whose report thereon is included in the SAI. Financial Statements and related Notes are also included in the SAI.


  SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
                                    PERIOD:


                                                         YEAR ENDED SEPTEMBER 30,
                                ---------------------------------------------------------------------------
                                1996   1995   1994    1993    1992    1991    1990    1989    1988    1987
                                -----  -----  -----  ------  ------  ------  ------  ------  ------  ------

PER SHARE OPERATING DATA:
Net asset value, beginning of
 period.......................  $1.00  $1.00  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
Income from investment
 operations -- net investment
 income.......................    .05    .05    .03     .02     .04     .06     .08     .09     .07     .06
Dividends to shareholders.....   (.05)  (.05)  (.03)   (.02)   (.04)   (.06)   (.08)   (.09)   (.07)   (.06)
                                -----  -----  -----  ------  ------  ------  ------  ------  ------  ------
Net asset value, end of
 period.......................  $1.00  $1.00  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                                -----  -----  -----  ------  ------  ------  ------  ------  ------  ------
                                -----  -----  -----  ------  ------  ------  ------  ------  ------  ------

TOTAL RETURN                      5.0%   5.2%   3.2%    2.3%    3.7%    6.2%    7.8%    8.6%    6.8%    5.7%
RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period
 (in millions)................   $652   $685   $823    $652  $2,286  $2,523  $2,217  $2,438  $2,034  $1,925
Ratios to average net assets:
Net investment income.........   4.86%  5.15%  3.20%   2.26%   3.70%   6.17%   7.75%   8.64%   6.77%   5.77%
Expenses......................    .69%   .69%   .61%    .71%    .74%    .74%    .73%    .71%    .73%    .74%

                       INVESTMENT OBJECTIVE AND POLICIES

  The Fund seeks to achieve its objective of current income to the extent consistent with preservation of capital and liquidity through investment in the different types of securities described below.

  The Fund invests in a variety of "money market" instruments rated in the two highest rating categories by at least two major rating agencies (or by one major rating agency, if only one major agency has issued a rating) or unrated but considered by the Fund's manager to be of comparable quality. These instruments include:

  - Prime commercial paper and master demand notes.

  - Short-term U.S. Government Securities -- "U.S.
    Government Securities" are issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities. Some are backed by the full faith and credit of the U.S. Treasury (e.g., Treasury Bills and obligations of the Small Business Administration) while others are not backed by the full faith and credit of the U.S. Government, but instead are backed only by the credit instrumentality, or by the discretionary authority of the U.S. Government to purchase the issuing entity's obligations. Agencies or instrumentalities whose obligations are not backed by the full faith and credit of the U.S. Government include, among others, the Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, the Federal National Mortgage Association, the Tennessee Valley Authority and the Bank for Cooperatives.

  - Short-term corporate debt securities.

  - Short-term debt securities that are backed by pools of commercial or consumer finance loans.

  - Certificates of deposit, bankers' acceptances and other bank obligations (when and if such other bank obligations become available in the future) -- the obligations must be those issued by a bank having total assets of at least $2 billion as of the date of the bank's most recently published financials. In addition to the foregoing, the Fund may also invest in certificates of deposit of $100,000 or less of domestic banks and savings and loan associations, regardless of total assets, if the certificates of deposit are fully insured as to principal by the Federal Deposit Insurance Corporation. If the principal amount of a certificate of deposit plus accrued interest exceeds $100,000, then the excess will not be so insured.

      The Fund may invest up to 100% of its assets in obligations issued by banks. If the bank is a domestic bank, it must be a member of the Federal Deposit Insurance Corporation. This does not prevent the Fund from investing in obligations issued by foreign branches of domestic banks and there is currently no limit on the portion of the Fund's assets that may be invested in these obligations. If the bank is foreign, the obligation must be issued by a domestic branch or domestic subsidiary and the obligation must, in the opinion of the Fund's manager, be of a quality comparable to the other debt securities which may be purchased by the Fund. There are special risks associated with investments in such foreign bank obligations, including the risks associated with foreign political, economic and legal developments (see below) and the fact that foreign banks may not be subject to regulatory requirements the same as or similar to those that apply to domestic banks.

  - Other money market instruments.

  The Fund may invest some or all of its assets in any of the foregoing money market instruments, depending upon its manager's view of market and broader economic conditions.

  The Fund may purchase any of the foregoing money market instruments through firm commitment arrangements with domestic commercial banks and registered broker-dealers and may enter into repurchase agreements with domestic commercial banks and registered broker-dealers with respect to any of the foregoing money market instruments, longer term U.S. Government Securities or corporate debt securities rated in the highest rating category by at least two major rating agencies (or by one major agency, if only one has issued a rating). The Fund will only enter into firm commitment arrangements and repurchase agreements with banks and broker-dealers which the Fund's manager determines present minimal credit risks.

  The Fund may invest in foreign securities denominated in U.S. dollars, which may be subject to risks of foreign political, economic and legal developments. These investments are also considered to be riskier than U.S. investments because there may not be as much publicly available information about the issuers. Those issuers may also have different auditing and financial reporting standards and their securities may be less liquid and more volatile than comparable U.S. securities. The Fund will invest in these securities only when the Fund's manager believes the risks are minimal.

  Federal law limits the portion of the Fund's assets that may be invested in instruments that are not rated in the highest rating category (or that are unrated but determined to be of comparable quality by the Fund's manager).

GENERAL POLICIES

REPURCHASE AGREEMENTS


  The Fund may enter into repurchase agreements with banks and broker dealers. These are agreements by which the Fund acquires a security (usually a U.S. Government Security) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements will provide that the value of the underlying security will always be greater than or equal to the repurchase price. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default on its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays and risks of loss. While the underlying security in a repurchase agreement transaction may mature in more than 397 calendar days, the repurchase agreements themselves usually run for less than seven days and the Fund will not, without shareholder approval, enter into a repurchase agreement if as a result more than 10% of the Fund's net assets would be invested in "illiquid securities." The staff of the Securities and Exchange Commission is currently of the view that repurchase agreements maturing in seven days or more are illiquid securities.


LOANS OF PORTFOLIO SECURITIES

  The Fund may lend its portfolio securities to broker-dealers under contracts calling for collateral in U.S. Government Securities or cash equal to at least the market value of the securities loaned. The Fund will continue to benefit from interest on the securities loaned and will also receive either interest, through investment of cash collateral in the Fund's permissible investments, or lending fees, if the collateral is U.S. Government Securities. The Fund would normally pay lending fees to the lending broker-dealer. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund.

MATURITIES OF PORTFOLIO SECURITIES


  All of the Fund's investments will, at the time of investment, have remaining maturities of 397 calendar days or less and the dollar-weighted average maturity of the Fund's portfolio securities will not exceed 90 days. When the Fund has purchased a security subject to a repurchase agreement, the amount and maturity of the investment will be determined by reference to the amount and term of the repurchase agreement rather than of the underlying security. In the case of certain variable or floating rate instruments or instruments subject to certain demand or put arrangements, the maturity of the instrument will be determined by reference to the time remaining until the next readjustment of the interest rate or until the principal amount can be recovered through exercise of the demand or put right. The stated maturity of such securities may be greater than 397 calendar days. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average maturity to 90 days or less as soon as reasonably practicable.


CHANGES IN RATINGS

  In determining whether a security is a suitable investment for the Fund, reference will be made to the quality of the security, including its rating, at the time of purchase. The Fund may or may not dispose of a portfolio security as a result of a change in the security's rating, depending on an evaluation of the security in light of the Fund's investment objective and policies.

CREDIT RISK

  All investments of the Fund will be in instruments that the Fund's manager, acting under standards established by the Trust's Trustees, determines present minimal credit risk at time of acquisition. Neither this determination nor the ratings assigned by rating agencies constitute an assurance against default by the issuers of instruments held by the Fund. For a description of rating agency rating categories, see the SAI.

FUNDAMENTAL POLICIES

  The investment objective of the Fund set forth in the second sentence on the front page of this Prospectus is fundamental and may not be changed without shareholder approval. Except as otherwise indicated, the investment policies of the Fund are not fundamental and may be changed without shareholder approval.

NET ASSET VALUE


  Normally, the Fund will value its portfolio securities by using the "amortized cost" method of valuation. This means that the net asset value of the Fund's shares will be unaffected by minor shifts in the market value of its portfolio securities, even though the market value of its portfolio may change as a result of variations in the level of prevailing interest rates and yield relationships. The Trustees of the Trust will consider what action, if any, should be taken to maintain the net asset value per share of the Fund at $1, including the pro rata increase or decrease of the number of shares of the Fund held in each shareholder's account. There can be no assurance that a net asset value of $1 per share will be maintained at all times. The Fund will value its shares once on each day the New York Stock Exchange (the "Exchange") is open, as of the close of regular trading on the Exchange.


YIELDS

  Considerations of liquidity, safety and preservation of capital mean that the Fund may not necessarily invest in money market instruments paying the highest available yield at any particular time. Shareholders comparing the Fund's yield with those of alternative investments (such as savings accounts, various types of bank deposits and other money market funds) should consider such things as liquidity, minimum balance requirements, penalties for early withdrawal and the impact of taxes on alternative types of investments.

  Yield information may be useful in reviewing the Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, money market fund yields fluctuate.

  The Fund may advertise its Yield and its Effective Yield. The Yield of the Fund is based upon the income earned by the Fund over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective Yield is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested in Fund shares and thus compounded in the course of a 52-week period. Effective Yield will be higher than Yield because of the compounding effect of this assumed reinvestment.

HOW TO BUY SHARES


  Shares of the Fund are continuously offered through PIMCO Funds Distribution Company (the "Distributor"), the Fund's principal underwriter, and through other firms which are members of the National Association of Securities Dealers, Inc. and which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

  Shares of the Fund are offered for sale at the net asset value next determined after receipt by the Fund of an order in proper form. The Fund seeks to maintain the net asset value of the Fund at a constant $1 per share. There is no sales charge to the investor, although Fund assets are used to pay some of the costs of distributing Fund shares.

  There are two ways to purchase shares: either (1) through your dealer or broker which has a dealer agreement or (2) directly by mailing an Account Application with payment, as described below under the heading "Direct Investment," to the Distributor (if no dealer is named in the application, the Distributor may act as dealer).


  The minimum initial investment is $1,000 and the minimum additional investment is $100, except that lower minimums may apply to purchases through the CAT Auto-Invest plan described below, and higher minimums may apply for purchases through certain brokers.


INVESTMENTS THROUGH YOUR BROKER

  Brokerage firms provide varying arrangements for their clients to purchase and redeem Fund shares. For information about your brokerage firm's arrangements, including information about procedures for forwarding purchase and redemption orders to the Fund and crediting dividends to your account, contact your broker. Some firms may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce their clients' return. Firms will ordinarily hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent (the "Transfer Agent") will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursements of cash dividends. This Prospectus should be read in connection with such firms' material regarding their fees and services.

DIRECT INVESTMENT

  Investors who wish to invest in the Fund directly, rather than through a participating broker, may do so by opening an account through the Distributor. To open an account, an investor should complete the Account Application, which can be obtained by calling (800) 628-1237 or by writing to the Distributor at 2187 Atlantic Street, Stamford, CT 06902. All shareholders who open direct accounts through the Distributor will receive from the Distributor individual confirmations of each purchase, redemption, dividend reinvestment or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date. Information regarding direct investment or any other features or plans offered by the Fund may be obtained by calling the Transfer Agent at
(800) 426-0107.


PURCHASES BY MAIL. Investors who wish to invest directly may send a check payable to PIMCO Funds Distribution Company along with a completed Account Application to:



    PIMCO Funds Distribution Company
    c/o Shareholder Services, Inc.
    P.O. Box 5866
    Denver, Colorado 80217-5866


Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any bank that is a member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds.

  SUBSEQUENT PURCHASES BY MAIL. Subsequent direct purchases can be made as indicated above by mailing a check with (1) a letter specifying the amount of the investment and the shareholder's name and account number or (2) the additional investment portion of a confirmation statement. Except for the CAT Auto-Invest plan, the minimum subsequent direct purchase is $100. All payments should be made payable to PIMCO Funds Distribution Company. Checks should be mailed to the address above under "Purchases by Mail."


  CHANGES IN ACCOUNT REGISTRATION. For an account maintained through the Distributor (rather than a participating broker), changes in registration information or account privileges may be made by writing to the Transfer Agent, Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217-5866, or by use of forms which are available from the Distributor. A signature guarantee is required. See "Signature Guarantee" under "How to Redeem."

ALL PURCHASES


  A purchase order does not become effective until the custodian has federal funds immediately available to it, whether by direct wire or conversion of other forms of payment, prior to the close of regular trading on the Exchange on days the Exchange is open (generally, weekdays other than normal holidays). Orders received in good order by the Fund or its agents prior to the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) will be executed at the net asset value calculated at the close of regular trading on that day and begin to earn dividends on the next day, except that orders received in good order and accompanied by full payment in federal funds (or converted into federal funds before the close of regular trading on the Exchange) will begin to earn dividends on the day the order is received. The Distributor will promptly forward orders received by it for shares of the Fund. Participating brokers are responsible for forwarding their customers' orders. The Distributor and the Fund are not responsible for any delay by your broker in forwarding an order to the Fund. The Fund and the Distributor reserve the right to reject any purchase order for any reason.


CAT AUTO-INVEST

  The CAT Auto-Invest plan provides for periodic investments into the shareholder's account with the Fund by means of automatic transfers of a designated amount from the shareholder's bank account. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month. Further information regarding the CAT Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the Supplemental Application, which is available by calling (800) 628-1237.

HOW TO REDEEM


  Shareholders may withdraw all or any portion of their investments in the Fund by redeeming shares at the Fund's net asset value, which the Fund seeks to maintain at $1 per share. Shareholders may redeem shares of the Fund on any day that the Exchange is open for business.


ACCOUNTS MAINTAINED WITH A BROKER

  If your account is maintained with a participating broker, you may redeem by submitting a written withdrawal request to your broker. For the convenience of their customers, participating brokers may also offer checkwriting, debit card and telephone redemption services, and may charge fees for these services. For more information, contact your participating broker.

ACCOUNTS MAINTAINED THROUGH THE DISTRIBUTOR

  If you maintain your account directly through the Distributor (rather than through a participating broker), you may redeem shares from your account (1) by submitting a written redemption request directly to the Transfer Agent, (2) by telephone redemption (unless you have elected in writing not to utilize this option), (3) through an Automatic Withdrawal Plan or (4) through the checkwriting privilege. Your original Account Application permits you to redeem by written request and to elect one or more of the additional redemption procedures described below. You may change the instructions indicated on your original Account Application, or may request additional redemption options, only by transmitting written directions to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. Redemption proceeds will normally be mailed to the redeeming shareholder within one business day after receipt of the redemption request in good order by the Fund's agent, except where those shares have recently been purchased by personal check.

  WRITTEN REQUESTS. To redeem shares in writing (whether or not represented by certificates), send the following items to the Transfer Agent, Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217-5866: (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number, the dollar amount or number of shares to be redeemed and the name of the Fund; (2) a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, as described below under "Signature Guarantee"; (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all shareholders of record for the account, to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or by calling
(800) 426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent.

  TELEPHONE REDEMPTIONS. The Fund accepts telephone requests for redemption of uncertificated shares for amounts up to $50,000 from shareholders who maintain their account through the Distributor. (Telephone redemptions are not available for shareholders who have elected in writing not to utilize this option.) The proceeds of a telephone redemption will be sent to the shareholder at his address as set forth in the Account Application or in a subsequent written authorization with a signature guarantee. By completing an Account Application, an investor agrees that the Fund shall not be liable for any loss incurred by the investor by reason of the Fund accepting unauthorized telephone redemption requests for his account if the Fund reasonably believes the request is genuine, unless the investor has specifically elected in writing not to utilize the telephone redemption service. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Fund will employ reasonable procedures to confirm that shareholders' telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The Fund will require a form of personal identification prior to acting upon telephone instructions, will provide written confirmations of such transactions and will record shareholders' instructions.


  A shareholder making a telephone redemption should call the Transfer Agent at
(800) 426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his or her account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Fund business day after the redemption is effected. If the redemption request is received after the closing of the Exchange, the redemption is effected on the following Fund business day at that day's net asset value and the proceeds are usually sent to the investor on the second Fund business day following receipt of the request. The Fund reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

  CHECKWRITING PRIVILEGE. Shareholders who maintain their accounts through the Distributor may withdraw money from their accounts by writing checks. Checks are drawn on First National Bank of Boston.

  To establish checkwriting privileges, complete the appropriate portion of the Account Application, and request a special checkwriting application from the Distributor by calling (800) 628-1237. Mail the completed applications to Shareholder Services, Inc., P.O. Box 5866, Denver, CO 80217. A checkbook will then be issued to you. The minimum amount of any check is $250. The checkwriting privilege does not apply to certificated shares. There is no charge to shareholders who elect these checkwriting privileges, the costs of which are borne by the Fund as an expense of all shareholders.


  EXPEDITED WIRE TRANSFER REDEMPTIONS. If a shareholder who maintains his account through the Distributor has given authorization for expedited wire redemptions, shares can be redeemed and the proceeds sent by wire transfer to a single previously designated bank account. Requests received by the Fund prior to the close of regular trading on the Exchange will result in shares being redeemed that day at the next determined net asset value and normally the proceeds being sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Fund for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file, the Fund will honor requests by any person by telephone at (800) 525-7041 or by written instructions. The Fund cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $2,500. The Fund reserves the right to change this minimum or to terminate the wire redemption privilege at any time. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request with signature(s) guaranteed to PIMCO Funds Distribution Company, c/o Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217-5866.


  CERTIFICATED SHARES. To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the Fund, duly endorsed or accompanied by a duly endorsed stock power and a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee." Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custo-dians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians ("institutional account owners"). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.


  AUTOMATIC WITHDRAWAL PLAN. An investor who owns or buys Fund shares having a net asset value of $10,000 or more in an account maintained with the Distributor may open an Automatic Withdrawal Plan and have a designated sum of money not less than $100 paid monthly (or quarterly) out of the investor's Fund account to the investor or another person. Such a Plan may be established by completing the appropriate section of the Supplemental Application available by calling (800) 628-1237. Shares of the Fund are deposited in a Plan account and all distributions are reinvested in additional shares of the Fund at net asset value. Shares in a Plan account are then redeemed to make each withdrawal payment. Redemptions for the purpose of withdrawals are ordinarily made on the last business day of the month preceding payment at that day's closing net asset value and checks are mailed on the first business day of the next month. The Distributor may accelerate the redemption and check mailing date by one day to avoid weekend delays. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal. The minimum investment accepted from a shareholder while an Automatic Withdrawal Plan is in effect for that shareholder is $1,000. An investor may not maintain a plan for the accumulation of shares of the Fund and an Automatic Withdrawal Plan at the same time. The cost of administering Automatic Withdrawal Plans for the benefit of those shareholders participating in them is borne by the Fund as an expense of all shareholders. The Fund or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.



  Because an Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the Plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Fund and the Distributor make no recommendations or representations in this regard.


ALL REDEMPTIONS

  If investors purchase shares with a check, the Fund may withhold redemption proceeds until it can be reasonably assured that payment has been collected on the check, which may take 15 or more days. To avoid such withholding, investors should purchase shares by certified or official bank check or by wire transfer. Dividends are paid through the day on which the shares are redeemed.


  There is no charge by the Distributor with respect to redemptions; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services. Dealers and other financial services firms are responsible for transmitting their customers' redemption orders, and neither the Fund nor the Distributor is responsible for such firms' delays in order transmission. Requests for redemption received by the Distributor by the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) on a regular business day, and requests for redemption received by brokers or other firms prior to the close of regular trading on the Exchange on a regular business day and received by the Distributor prior to the close of the Distributor's business that day, will be effected at the net asset value effective at the close of regular trading on the Exchange on that day. Requests received by the Distributor after the close of regular trading on the Exchange (or received by such time by brokers or other firms and received by the Distributor after its close of business) will be confirmed at the net asset value effective at the close of regular trading on the next business day.


SIGNATURE GUARANTEE

  When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by any of the following entities: U.S. banks, foreign banks having U.S. correspondent banks, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Transfer Agent reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures.

  If the proceeds of the redemption (i) exceed $50,000, (ii) are to be paid to a person other than the record owner (which may be the shareholder's broker),
(iii) are to be sent other than to the account record owner's address as listed in the Transfer Agent's records, or (iv) are to be paid to a corporation, partnership, trust or fiduciary (other than the shareholder's broker where the broker is the record owner), the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above.

The Fund may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new Prospectus or prospectus supplement.

SMALL ACCOUNTS

  The Trust reserves the right to redeem involuntarily any shares in a shareholder's account in excess of an amount set from time to time by the Trustees of the Trust and to redeem involuntarily all shares in a shareholder's account if the number of shares in such account is less than a minimum amount (not to exceed 1,000 shares) set from time to time by the Trustees. Shareholders will be notified before any such redemptions are made and will have at least 30 days to purchase shares to bring their accounts up to the required minimum.

MANAGER OF THE FUND

  PIMCO Advisors L.P. (the "Manager") is the investment manager of the Fund. The Fund also has a sub-adviser, Columbus Circle Investors ("CCI"), which, under the supervision of the Manager and the Trust's Trustees, directs the investment of the Fund's assets. Reference in this Prospectus to "the manager" or "the Fund's manager" are references to either or both of the Manager and CCI, as appropriate. CCI is an affiliate of the Manager. In addition to overseeing the sub-adviser, the Manager also provides executive and other personnel for management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Trustees supervise the affairs of the Trust as conducted by the Manager.


  The Manager provides management and investment advisory services to other mutual funds, investment accounts and pension plans. As of December 31, 1996, the Manager and its affiliates managed approximately $110 billion in assets.



  The Manager is a Delaware limited partnership. A portion of the units of the limited partner interest in the Manager is traded publicly on the Exchange. The general partner of the Manager is PIMCO Partners, G.P. Pacific Mutual Life Insurance Company and its affiliates hold a substantial interest in the Manager through direct or indirect ownership of units of the Manager, and indirectly hold a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group composed of the Managing Directors of Pacific Investment Management Company, a subsidiary partnership of the Manager. The Manager is governed by an Operating Board and an Equity Board, which exercise substantially all of the governance powers of the general partner and serve as the functional equivalent of a board of directors. Because of their ability to designate a majority of the Members of the Operating Board, Pacific Investment Management Company and the Managing Directors could be said to control the Manager, although they disclaim such authority. The Manager is registered as an investment adviser with the SEC. The Manager's address is 800 Newport Center Drive, Suite 100, Newport Beach, California 92660.



  CCI is the sub-adviser of the Fund. CCI also advises other mutual funds and private accounts and is registered as an investment adviser with the SEC. CCI is a general partnership with the Manager and a wholly-owned subsidiary of the Manager as its only partners. CCI's address is One Station Place, Stamford, Connecticut 06902.



  Under a Management Contract between the Trust and the Manager, the Fund pays the Manager a monthly fee based on its average daily net asset value at the following annual rates: 0.425% of the first $500 million of net assets; 0.400% of the next $500 million of net assets; 0.375% of the next $500 million of net assets; 0.350% of the next $500 million of net assets; and 0.325% of amounts in excess of $2 billion. Under a Sub-Adviser Agreement between the Manager and CCI, the Manager pays CCI a monthly fee based on the Fund's average daily net asset value at the annual rate of 0.05% of net assets.


  In addition to the fee paid to the Manager described above, the Fund pays all expenses not assumed by the Manager. These expenses include, without limitation, fees and expenses of Trustees who are not "interested persons" of the Manager, the sub-adviser or the Fund, interest charges, taxes, expenses of issue or redemption of shares, distribution fees pursuant to the Distribution Plan, fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Fund's shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy materials to existing shareholders, and its proportionate share of insurance premiums and professional association dues or assessments.

DISTRIBUTOR AND DISTRIBUTION PLAN


  PIMCO Funds Distribution Company (the "Distributor") is the principal underwriter of the Fund.


  As compensation for the services provided and expenses borne by the Distributor (including fees paid to participating brokers as compensation for their distribution services), the Fund pays the Distributor a distribution fee which is accrued daily and paid monthly at an annual rate not to exceed .175% of the Fund's average daily net assets. The fee is paid pursuant to a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

  The Distribution Plan is of the type known as a "reimbursement" plan. This means that the Fund will make payments under the Plan only to the extent of expenses incurred by the Distributor. The Distributor's expenses may include printing of sales literature and prospectuses for non-shareholders, commissions for personnel of participating brokers (up to 0.175% of average daily net assets in their customers' accounts), compensation expenses for the Distributor's personnel, advertising, overhead expenses allocable to the Fund and other expenses of the Distributor and its predecessor. If in any year the Distributor's expenses exceed the distribution fee paid by the Fund, the Distributor can recover such excess only if the Distribution Plan continues to be in effect in some later year when the Distributor's expenses for that year are less than .175% of the Fund's average daily net assets.


  From the Fund's inception to September 30, 1996, the expenses of the Fund's principal underwriter exceeded the distribution fee by approximately $39,000, which represented 0.006% of the Fund's net assets at September 30, 1996.


  The Distributor is a wholly-owned subsidiary of the Manager.

DIVIDENDS

  The Fund declares daily dividends of all of the net investment income of the Fund and expects to pay shareholders on the third Thursday of the month such dividends as are declared through the date of payment. If all of an investor's shares of the Fund are redeemed at any time during a month, all dividends accrued to date for the Fund will be paid together with the redemption proceeds. Shareholders begin earning dividends on the day that the Fund receives federal funds as payment for the shares and will continue to earn dividends through the day on which shares are redeemed. Dividends of the Fund are paid in additional shares of the Fund, based on its net asset value on the payment date, by credit to the shareholder's account with the participating broker. At the shareholder's election, dividends may be paid in cash rather than in additional shares. Investors whose shares are held in a broker "street name" account should consult their broker for information about their broker's practice concerning the crediting of Fund dividends to the investor's account with the broker.

TAXES

  The Fund plans to distribute substantially all of its net investment income and net realized short-term capital gains, if any, to its shareholders on a current basis and substantially all of its net realized long-term capital gains, if any, at least annually. So long as it does so and otherwise satisfies the requirements for being taxed as a regulated investment company, the Fund itself does not pay federal income tax on the amount distributed. Shareholders will receive an annual statement detailing federal tax information about dividends and distributions paid to shareholders during or with respect to the preceding calendar year.

  Dividends of net interest or other ordinary income of the Fund and distributions of its short-term capital gains, if any, are taxable to shareholders as ordinary income for federal income tax purposes and will not qualify for the dividends-received deduction. Distributions paid from long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long the shareholders have held their shares and will not qualify for the dividends-received deduction.

  To avoid imposition of a non-deductible federal excise tax, the Fund will distribute prior to calendar year-end substantially all of its ordinary income on a calendar year basis, and substantially all of the capital gain net income the Fund realizes in the one-year period ending October 31, that has not previously been distributed.

  Distributions will be taxable as described above whether received in cash or in additional shares. A dividend paid to a shareholder by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

  The Fund does not expect distributions to be exempt generally from state and local taxes, although in some states dividends attributable to interest paid on U.S. Government Securities held by the Fund may be exempt from state and local taxes. Shareholders should consult with their tax advisers about the status of such dividends in their own states and localities.

  The foregoing is only a general summary of the federal income tax consequences of investing in the Fund. Shareholders should consult with their own tax advisers to determine the specific tax consequences of investments in the Fund in light of their particular situations.

DESCRIPTION OF THE TRUST

  The Trust was organized on April 27, 1984 as a Massachusetts business trust and is a diversified open-end management investment company. The Trust has an unlimited number of authorized shares of beneficial interest which may be divided into an unlimited number of series of such shares, and which presently consist of the one series of shares constituting the Fund. The Trustees may, without shareholder approval, establish one or more additional series, or, also without shareholder approval, terminate any series and distribute such series' assets to its shareholders. These shares are entitled to one vote per share (with proportional voting for fractional shares) on such matters as to which shareholders are entitled to vote. The shares of each series vote individually by series on all matters except those matters as to which the Investment Company Act of 1940 requires shares of the series to vote together as a single class. When the Trustees determine that a matter affects only the interests of one or more series, only shareholders of the affected series shall be entitled to vote on that matter. There will not normally be annual shareholders' meetings. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent. Shares are freely transferable.

  Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of that liability is considered remote.


  Shareholders may direct any questions they may have about the Fund to their broker or to PIMCO Funds Distribution Company, 2187 Atlantic Street, Stamford, Connecticut 06902 (telephone (800) 628-1237).


CUSTODIAN

  The Bank of New York, 110 Washington Street, New York, New York 10286, is the Fund's custodian.

    CASH ACCUMULATION TRUST
    840 Newport Center Drive
    Newport Beach, CA 92660

    MANAGER
    PIMCO Advisors, L.P.
    800 Newport Center Drive, Suite 100
    Newport Beach, CA 92660

    SUB-ADVISOR
    Columbia Circle Investors
    One Station Place
    Stamford, CT 06902

    DISTRIBUTOR
    PIMCO Funds Distribution Company
    2187 Atlantic Street
    Stamford, CT 06902

    SHAREHOLDER SERVICING AND TRANSFER AGENT
    Shareholder Services, Inc.
    P.O. Box 5866
    Denver, CO 64105

    INDEPENDENT ACCOUNTANTS
    Price Waterhouse LLP
    1055 Broadway
    Kansas City, MO 64105

    LEGAL COUNSEL
    Ropes & Gray
    One International Place
    Boston, MA 02110



                             ----------------------------
                             ----------------------------
                                         CASH
                                     ACCUMULATION
                                        TRUST
                             ----------------------------
                             ----------------------------
                              NATIONAL MONEY MARKET FUND
                             ----------------------------





                                      PROSPECTUS

                                   February 1, 1997

                             ----------------------------
                             ----------------------------

                             CASH ACCUMULATION TRUST

                           NATIONAL MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION



                                February 1, 1997












     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated February 1, 1997 of the National Money Market Fund as supplemented from time to time, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from PIMCO Funds Distribution Company, 2187 Atlantic Street, Stamford, Connecticut 06902.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS . . . . . . . . . . . . . . . 3

CREDIT AND MARKET RISK . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

PORTFOLIO TRANSACTIONS AND BROKERAGE . . . . . . . . . . . . . . . . . . . . . 8

MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . . . . . .14

ORGANIZATION AND CAPITALIZATION OF THE TRUST . . . . . . . . . . . . . . . . .19

NET INCOME, YIELDS AND VALUATION . . . . . . . . . . . . . . . . . . . . . . .21

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .23

REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25

DESCRIPTION OF INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .25

APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . F-1

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of the National Money Market Fund (the "Fund") of Cash Accumulation Trust (the "Trust") are summarized on the front page of the Prospectus and in the text of the Prospectus following the captions "Investment Objective and Policies" and "General Policies." For a description of the investments which the Fund may make, see "Description of Investments." For a description of the relevant rating categories established by five major rating agencies, see Appendix A-1.

     PIMCO Advisors L.P., the manager of the Fund (the "Manager"), and Columbus Circle Investors, the sub-adviser of the Fund ("CCI" or the "Sub-adviser"), will monitor the Fund's investments in light of general economic and market conditions and the creditworthiness of the issuers of the Fund's portfolio securities, including the creditworthiness of issuers of master demand notes insofar as it relates to the ability of the issuer to make payments on demand. The Fund does not expect to invest more than 5% of its total assets in master demand notes in the foreseeable future. As described in the Prospectus, after purchase by the Fund, a security may cease to be rated, its rating may be reduced below the minimum required for purchase by the Fund, or the security may otherwise cease to be eligible for purchase by the Fund. No such event will require the sale of such security by the Fund. However, the Manager, the Sub-adviser or the Trust's Trustees will consider any such event in determining whether the Fund should continue to hold the security.

     The Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Fund also invests to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies may result in frequent changes in the Fund's portfolio. See "Portfolio Transactions and Brokerage."

     As noted in the Prospectus, the Fund may invest in foreign securities which may be subject to risks of foreign political, economic and legal conditions and developments. Such conditions or developments might include favorable or unfavorable changes in currency rates, exchange control regulations (including currency blockage), the expropriation or nationalization of assets or deposits and the imposition of withholding taxes on dividend or interest payments and possible difficulty in obtaining and enforcing judgments against foreign entities. There may also be less publicly available information about a foreign company than about a domestic company and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. In addition, securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies, and foreign brokerage commissions and other transaction costs generally are higher than in the United States.

REPURCHASE AGREEMENTS

     As is disclosed in the text of the Prospectus following the caption "General Policies -Repurchase Agreements," there is a risk that in a repurchase agreement the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to dispose of the underlying security in the market or would hold the underlying security until maturity. However, the Fund may be subject to various delays and risks of loss in attempting to dispose of the underlying security, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) expenses involved in the enforcement of the Fund's rights.

FIRM COMMITMENTS

     As described in the text of the Prospectus following the caption "Investment Objective and Policies," the Fund may enter into firm commitment agreements with banks or broker-dealers for the purchase of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. Entry into firm commitment agreements with broker-dealers requires the creation and maintenance of a segregated account. The underlying securities subject to a firm commitment agreement are subject to fluctuation in market value and, therefore, to the extent that the Fund remains fully invested at the same time that it has entered into firm commitment agreements, there will be a greater possibility that the net asset value of the Fund's shares will vary from $1.00.

     Pending delivery of securities purchased under firm commitment agreements, the amount of the purchase price will be held in liquid assets such as cash or high-quality debt obligations. Such obligations will be maintained in a separate account with the Fund's custodian in an amount equal on a daily basis to the amount of the Fund's firm commitments. When the time comes to pay for securities subject to firm commitment agreements, the Fund will meet its obligations from then-available cash flow or the sale of securities.

NOTE ON SHAREHOLDER APPROVAL

     The Prospectus describes the investment objective of the Fund which is fundamental and may be changed only with the approval of shareholders. The Prospectus also identifies some of the policies of the Fund which are fundamental and may be changed only with the approval of the shareholders. Unless otherwise indicated, the investment policies of the Fund may be changed without shareholder approval. Approval by the shareholders of the Fund requires approval by the holders of a majority of the outstanding shares of the Fund. As used in this Statement of Additional Information, the term "majority of the outstanding shares" of the Fund means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or
(ii) more than 50% of the outstanding shares of the Fund.

INVESTMENT RESTRICTIONS

     The investment restrictions set forth below are fundamental policies of the Fund and, accordingly, without the approval of the holders of a majority of the outstanding shares of the Fund, the Fund will not:

     (1) Purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer, except that the Fund may invest up to 15% of its total net assets (based on current value) in the obligations of any one bank. This limitation does not apply to U.S. Government Securities (as defined in the Prospectus).

     (2) Purchase voting securities or make investments for the purpose of exercising control or management.

     (3) Invest more than 25% of its total assets in any one industry. This restriction does not apply to U.S. Government Securities or to bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

     (4) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with other accounts managed by the Manager or the Sub-adviser to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities.)

     (5) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

     (6) Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of its total assets taken at cost; provided, however, that the Fund may loan its securities as described in the Prospectus under the caption "General Policies -Loans of Portfolio Securities." However, the Fund will not borrow if the value of the Fund's assets would be less than 300% of its borrowing obligations. In addition, when borrowings (other than permissible securities loans) exceed 5% of its total assets, the Fund will not purchase additional portfolio securities. Permissible borrowings will be entered into solely for the purpose of facilitating the orderly sale of portfolio securities to accommodate redemption requests.

     (7) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies. This restriction does not apply to repurchase agreements or loans of portfolio securities.

     (8) Pledge, mortgage or hypothecate more than 10% of its net assets taken at cost at the time of the incurrence of such borrowings.

     (9) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     (10) Invest in securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation, reorganization or similar transactions. For the purposes of this restriction, foreign banks or their agents or subsidiaries are not considered investment companies. (Under the Investment Company Act of 1940 (the "Investment Company Act") no registered investment company may (a) invest more than 10% of its total assets (taken at current value) in securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of its total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.)

     (11) Purchase or retain securities of an issuer if, to the knowledge of the Trust, any officers, trustees and directors of the Trust or any investment adviser of the Trust, who individually own beneficially more than 1/2 of 1% of the shares or securities of that issuer, own in the aggregate more than 5% of such shares or securities.

     (12) Purchase securities of any company which has (with predecessor businesses and entities) a record of less than three years' continuous operation or purchase securities whose source of repayment is based, directly or indirectly, on the credit of such a company if as a result more than 5% of the total assets of the Fund (taken at current value) would be invested in such securities; provided, however, that the Fund may purchase U.S. Government Securities without regard to this limitation.

     (13) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts nor does it prevent the Fund from purchasing securities secured by real estate or interests therein.

     (14) Purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 10% of the Fund's total assets (based on current value) would then be invested in such securities. The staff of the Securities and Exchange Commission is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view.

     (15) Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof except that, as described above under "Firm Commitment Agreements," the Fund may enter into firm commitment agreements with respect to securities otherwise eligible for purchase by the Fund.


     Restriction (1) applies to securities subject to repurchase agreements but not to the repurchase agreements themselves provided that the obligation of the seller to repurchase the securities from the Fund is "collateralized fully" as defined in Rule 2a-7 under the Investment Company Act. Although Restriction (1) permits the Fund to invest up to 15% of its total assets in the obligations of any one bank, federal regulations applicable to the Fund currently prohibit the Fund (with limited exceptions) from making any investment that would result in more than 5% of the Fund's assets being invested in obligations of a single issuer.

     The limitation on investment in illiquid securities set forth in Restriction (14) does not apply to certain restricted securities, including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper, that the Manager or Sub-adviser has determined to be liquid under procedures approved by the Board of Trustees.


     The percentages and percentage limitations set forth above or in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


                             CREDIT AND MARKET RISK

     The portfolio securities of the Fund are subject to credit risk and market risk. Credit risk relates to the ability of the issuer of an obligation to make timely payments of principal and interest. In a repurchase agreement transaction, credit risk relates to the performance by the other party of its obligation to repurchase the underlying security from the Fund. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. As noted in the Prospectus, the Fund invests only in instruments which are rated in the top two rating categories by at least two major rating agencies (or by one such agency, if only one agency has issued a rating), or in the case of unrated instruments, which are of comparable quality as determined by the Fund's manager.

     Market risk relates to changes in the market value of a security as a result of variations in the level of prevailing interest rates and yield relationships among particular segments of the high-grade money market or the U.S. Government Securities market. Generally, prices tend to fluctuate less for higher quality issues than for lower quality issues, and, for any given change in the level of interest rates, prices for shorter maturity issues tend to fluctuate less than for longer maturity issues. By restricting the maturity of its investments and purchasing only high-quality instruments, the Fund seeks to limit changes in the value of its portfolio securities resulting from market factors and thereby to maintain a constant net asset value of $1 per share.

     The value of the securities in the Fund's portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of shares of the Fund could require the sale of portfolio investments in the Fund at a time when a sale might not be desirable.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     In general, the Fund will purchase securities with the expectation of holding them to maturity. However, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. The Fund may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Fund will have a high portfolio turnover due to the short maturities of the securities held in its portfolio.

     In placing orders for the purchase and sale of portfolio securities for the Fund, the Sub-adviser will always seek the best price and execution. It is expected that portfolio transactions will generally be with issuers or dealers in money market instruments acting as principal. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Accordingly, the Fund is not expected to pay significant brokerage commissions.

     Some of the Fund's portfolio transactions are placed with dealers who provide the Manager or the Sub-adviser with supplementary investment and statistical information or furnish market quotations to the Fund or other advisory accounts or investment companies advised by the Manager or the Sub-adviser. The business would not be so placed if the Fund would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of the Manager or the Sub-adviser. The services may also be used by the Manager or the Sub-adviser in connection with its other advisory accounts and in some cases may not be used with respect to the Fund.

     Certain officers of the Manager or the Sub-adviser have responsibility for portfolio management of certain other investment companies and investment accounts which may invest in securities in which the Fund also invests. When one or more of these other investment companies or accounts and the Fund desire to purchase or sell the same security at or about the same time, purchase and sale orders will ordinarily be placed and confirmed separately but may be combined to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of the Fund to participate in larger volume transactions will in some cases produce better executions for the Fund. However, in some cases, these procedures could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold.

MANAGEMENT OF THE FUND

TRUSTEES


     The Trustees of the Trust, their ages, and a description of their principal occupations during the past five years are listed below. Except as shown, each Trustee's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s).

Name, Address and Age       Principal Occupation(s) During the Past Five Years
---------------------       --------------------------------------------------

E. Philip Cannon            Trustee of the Trust and PIMCO Funds: Multi-
2401 Claremont Lane         Manager series ("PFMMS");  Headmaster, St. John's
Houston, TX 77019           School, Houston, Texas.  Formerly, Trustee, PIMCO
Age 56                      Advisors Funds ("PAF"), General Partner, J.B.
                            Poindexter & Co., Houston, Texas (private partnership), and Partner, Iberia Petroleum
                            Company (oil and gas production). Mr. Cannon was a director of WNS Inc., a retailing company which filed a petition in bankruptcy within the last five years.

Donald P. Carter            Trustee of the Trust and PFMMS.  Formerly,
434 Stable Lane             Trustee, PAF, Chairman, Executive Vice President
Lake Forest, IL 60045       and Director, Cunningham & Walsh, Inc., Chicago
Age 69                      (advertising agency).

Gary A. Childress           Trustee of the Trust and PFMMS; Chairman and
11 Longview Terrace         Director, Bellefonte Lime Company, Inc.; Chief
Madison, CT 06443           Executive Officer, Woodings & Verona Toolworks
Age 62                      Inc.  Mr. Childress is a partner in Genlime, L.P.,
                            a private limited partnership, which has filed a petition in bankruptcy within the last five years.
                            Formerly, Trustee, PAF.

(*) William D. Cvengros     Trustee of the Trust and PFMMS; Chairman of the
800 Newport Center Drive    Board of PFMMS; Chief Executive Officer,
Newport Beach, CA 92660     President, and member of the Operating Board,
Age 48                      Operating Committee, and Equity Board, PIMCO
                            Advisors L.P.; Director, PIMCO Funds Distribution
                            Company ("PFDCO").  Formerly, Trustee, PAF,
                            President, PFMMS, and Director, Vice Chairman, and
                            Chief Investment Officer, Pacific Mutual Life
                            Insurance Company ("Pacific Mutual").

Gary L. Light               Trustee of the Trust and PFMMS; Partner, E.V.A.
12220 N. Meridian Street,   Investors Inc. (Private Investments); Consultant
#145                        to and, prior to March, 1987, Executive Vice
Carmel, IN 46032            President, Mayflower Corporation (trucking and
Age 59                      transportation); Vice Chairman and Chief Executive
                            Officer, Sofamor Danek (medical devices).
                            Formerly, Trustee, PAF.

(*) Robert A. Prindiville   Trustee of the Trust and PFMMS; Vice President,
2187 Atlantic Street        PIMCO Advisors L.P.  Formerly, Trustee, PAF,
Stamford, CT 06903          President and Director, Thomson Advisory Group,
Age 61                      Inc., Director and Chairman, PFDCO, Executive Vice
                            President, PIMCO Advisors L.P.

Joel Segall                 Trustee of the Trust and PFMMS.  Formerly,
11 Linden Shores            Trustee, PAF, President and University Professor,
Branford, CT 06405          Bernard M. Baruch College, The City University of
Age 73                      New York, Deputy Under Secretary for International
                            Affairs, United States Department of Labor,
                            Professor of Finance, University of Chicago,
                            Board of Managers, Coffee, Sugar and Cocoa
                            Exchange.

W. Bryant Stooks            Trustee of the Trust and PFMMS; President, Bryant
1530 E. Montebello          Investments, LTD. Formerly, Trustee, PAF,
Phoenix, AZ 85014           President, Senior Vice President, Director and
Age 56                      Chief Executive Officer, Archirodon Group Inc.,
                            Partner, Arthur Andersen & Co.

Gerald M. Thorne            Trustee of the Trust and PFMMS.  Formerly, Trustee,
5 Leatherwood Lane          PAF, President and Director, Firstar National Bank
Savannah, GA  31414         of Milwaukee, Chairman, President and Director,
Age 58                      Firstar National Bank of Sheboygan, Director,
                            Bando-McGlocklin.


* Trustee is an "interested person" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act).



OFFICERS

     The chart below sets forth the name, address, age, position(s) with the Trust, and principal occupation(s) during the past five years of each officer of the Trust. Except as shown, each officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the officer may have held different positions with such employer(s). Unless otherwise indicated, the business address of all persons listed below is 840 Newport Center Drive, Suite 360, Newport Beach, California 92660:


Name, Address and Age      Position(s) with   Principal Occupation(s) During
                           the Trust          the Past Five Years
---------------------      ----------------   ------------------------------

Stephen J. Treadway        President          President, PFMMS; Executive Vice
2187 Atlantic Street                          President, PIMCO Advisors L.P.;
Stamford, CT 06902                            Director, Chairman and
Age 49                                        President, PFDCO. Formerly,
                                              Executive Vice President, Smith
                                              Barney Inc.

R. Wesley Burns            Vice President     Executive Vice President, PFMMS;
Age 37                                        President, PIMCO Funds: Pacific
                                              Investment Management Series
                                              ("PIMS"); Executive Vice
                                              President, Pacific Investment
                                              Management Company ("Pacific
                                              Investment Management").
                                              Formerly, Vice President, PAF.

Newton B. Schott, Jr.      Vice President     Vice President and Secretary,
2187 Atlantic Street       and Clerk          PFMMS; Senior Vice President-
Stamford, CT 06902                            Legal and Secretary, PIMCO
Age 54                                        Advisors L.P.; Director,
                                              Executive Vice President, Chief
                                              Administrative Officer and
                                              Secretary, PFDCO, Formerly, Vice
                                              President and Clerk, PAF,
                                              Executive Vice President,
                                              Secretary and General Counsel,
                                              Thomson Advisory Group and PIMCO
                                              Advisors L.P., Executive Vice
                                              President, Secretary, General
                                              Counsel and Director, Thomson
                                              McKinnon Inc.

Teresa A. Wagner           Vice President     Vice President of PFMMS; Vice
Age 34                                        President, PIMS; Vice President
                                              and Manager of Fund
                                              Administration, Pacific
                                              Investment Management.
                                              Formerly, Vice President and
                                              Assistant Clerk, PAF, Vice
                                              President, PIMCO Advisors
                                              Institutional Services, Finance
                                              Director, Pacific Financial
                                              Asset Management Company.

John P. Hardaway            Treasurer         Treasurer of PFMMS and PIMS;
Age 39                                        Vice President and Manager of
                                              Fund Operations, Pacific
                                              Investment Management.  Formerly,
                                              Treasurer, PAF.




     The Manager also serves as investment adviser to PFMMS. PFDCO also serves as principal underwriter for PFMMS and PIMS.

TRUSTEES' COMPENSATION

     The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, will provide liability insurance for the benefit of its Trustees and officers.


     The Trust does not pay any remuneration to Trustees who are interested persons of the Trust or the Manager. Each of the Trust's Trustees previously served on the Board of PAF, a mutual fund family advised by the Manager and its affiliates. PAF ceased operations in connection with the reorganization of its series with series of PFMMS or PIMCO Funds: Pacific Investment Management Series in transactions which took place on January 17, 1997.

     Fees paid to the disinterested Trustees for their services on behalf of the Trust during the fiscal year ended September 30, 1996 aggregated $124,833. The following table sets forth information concerning fees paid during the fiscal year ended September 30, 1996 to persons who served as disinterested Trustees of the Trust during such fiscal year.


            (1)                         (2)                     (3)

                                                       TOTAL COMPENSATION FROM
                              AGGREGATE COMPENSATION       TRUST AND FUND
      NAME OF TRUSTEE               FROM TRUST               COMPLEX(1)
      ---------------         ----------------------   -----------------------

      E. Philip Cannon                $16,667                  $50,000

      Donald P. Carter                $17,833                  $53,500

     Gary A. Childress                $17,667                  $53,000

       Gary L. Light                  $18,333                  $55,000

        Joel Segall                   $19,833                  $59,500

      W. Bryant Stooks                $17,833                  $53,500

      Gerald M. Thorne                $16,667                  $50,000


     (1) The amounts listed in column (3) for Messrs. Cannon, Carter, Childress, Light, Segall, Stooks and Thorne include total compensation paid for their services as Trustees of PAF for PAF's fiscal year ended September 30, 1996. The amounts listed in column (3) do not include pension/retirement benefits earned by these Trustees for their services on behalf of PAF through its fiscal year ended September 30, 1995 pursuant to a Trustees' Pension Plan for PAF (the "Pension Plan"). THE Trustees of PAF voted to terminate the Pension Plan as of September 28, 1995 and received lump-sum payments in January of 1996 in respect of services rendered during periods prior to the fiscal year ended September 30, 1996. Of the amounts listed in column (3), E. Philip Cannon, Donald P. Carter, Joel Segall and Gerald M. Thorne elected to have the payment of $50,000, $38,500, $43,000, and $50,000, respectively, deferred under a deferred compensation plan for PAF and CAT. The compensation listed in column
(3) for Messrs. Light and Segall does not include amounts which accrued pursuant to 1987 Deferred Fee Agreements with the Trust and PAF which terminated effective December 14, 1995. These benefits were distributed to Messrs. Light and Segall during 1996 in respect of services rendered during periods prior to the fiscal year ended September 30, 1996.

     As of December 31, 1996, the Trust believes that the officers and Trustees as a group owned less than 1% of the outstanding shares of the Fund. Other than Prudential Securities, Inc., which owned of record 98.98% of the Fund's shares, the Trust believes that no person as of December 31, 1996, owned of record or beneficially 5% or more of the shares of the Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

MANAGEMENT CONTRACT

     As is disclosed in the text of the Prospectus under the caption "Manager of the Fund," the Manager has agreed, pursuant to a Management Contract, to furnish continuously an investment program for the Fund and to make investment decisions and place all orders for the purchase and sale of portfolio securities on behalf of the Fund; provided, however, that so long as a sub-adviser serves as the sub-adviser of the Fund, the Manager's obligation under the Management Contract is, subject always to the control of the Trustees, to determine and review with the sub-adviser the investment policies of the Fund. Subject to the control of the Trustees, the Manager or the sub-adviser also manages, supervises and conducts the other affairs and business of the Trust and of the Fund, furnishes office space and equipment, provides certain clerical services (excluding determination of the net asset value of the Fund, trust accounting services supplied by Oppenheimer Management Corporation and shareholder accounting services) and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions and Brokerage," the Fund's portfolio transactions may be placed with broker-dealers which furnish to the Manager at no cost certain research, statistical and quotation services of value to it or its affiliates in advising the Fund or other clients.

     The Manager's compensation with respect to the Fund under the Management Contract described in the Prospectus under the heading "Manager of the Fund" is subject to reduction to the extent that in any year the expenses of the Fund exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.

     The Fund pays the Manager a monthly fee based on the level of the Fund's average daily net asset value as follows:


                 Annual                        Average Net Asset
            Percentage Rate                       Value Level
             ---------------                      -----------

                  .425%                     the first $500 million
                  .400%                      the next $500 million
                  .375%                      the next $500 million
                  .350%                      the next $500 million
                  .325%                 amounts in excess of $2 billion


     For the fiscal years ended September 30, 1994, 1995 and 1996, the Fund paid the Manager $3,155,585, $2,915,606 and $2,560,734, respectively, for its services under the Management Contract.

     The Management Contract provides that it will continue in force for one year from its date of execution, and from year to year thereafter, but only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Fund, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable by either the Fund or the Manager on not more than 60 days' written notice to the other party. If, at any time that the Management Contract is submitted for approval by the shareholders of the Fund, the shareholders of the Fund should fail to approve the Management Contract, the Manager would continue to serve as manager and adviser with respect to the Fund pending consideration by the Trustees of such further action as they may deem to be in the best interests of the shareholders of the Fund.

     The Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


     As of the date of this Statement of Additional Information, the Fund also has a sub-adviser, Columbus Circle Investors ("CCI"), responsible for portfolio investment decisions for the Fund. CCI is an affiliate of the Manager and provides services TO the Fund pursuant to a Sub-Adviser Agreement between the Manager and CCI. Under the Sub-Adviser Agreement, the Manager pays CCI a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets for its services as the Fund's sub-adviser.

     Under the Sub-Adviser Agreement, subject always to the control of the Trustees of the Trust, CCI'S obligation is to furnish continuously an investment program for the Fund, to make investment decisions on behalf of the Fund and to place all orders for the purchase and sale of portfolio securities and all other investments for the Fund. In performing its duties under the Sub-Adviser Agreement, CCI is subject to the control of the Trustees, the policies determined by the Trustees and the Manager, the provisions of the Trust's Declaration of Trust and by-laws and the relevant investment objectives, policies and restrictions stated in the Prospectus.

     The Sub-Adviser Agreement continues in force with respect to the Fund for two years from the date thereof, and from year to year thereafter, but only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager, CCI or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of the majority of the outstanding shares of the Fund. The Sub-Adviser Agreement automatically terminates on assignment. The Sub-Adviser Agreement is terminable upon notice by the Trust at any time, may be terminated by the Manager on not less than 60 days' written notice to CCI and may be terminated by CCI on not less than 180 days' written notice to the Manager.


     The Fund will pay its management fee, taxes, brokerage commissions, distribution fees pursuant to the Distribution Plan, and fees and expenses of the registration or qualification of its shares under federal and state securities laws, and of the Fund's custodian and transfer agent, as well as the Trust's general expenses, which include the charges of independent auditors and legal counsel, all expenses of shareholders' and Trustees' meetings, of preparing and typesetting prospectuses, of printing and mailing prospectuses to existing shareholders and the compensation of Trustees who are not directors, officers or employees of the Manager or its affiliates, other than a registered investment company.

     The Fund is responsible for such nonrecurring expenses as may arise, including litigation in which the Fund may be a party, and other expenses as determined by the Trustees. The Fund may have an obligation to indemnify its officers and Trustees with respect to such litigation.


     The Manager is a Delaware limited partnership. The sole general partner of the Manager, PIMCO Partners, G.P., has two partners: (i) an indirect wholly-owned subsidiary of Pacific Mutual Life Insurance Company; and (ii) PIMCO Partners, L.L.C. ("LLC"), a limited liability company, all of the interests of which are held directly by the Managing Directors of Pacific Investment Management Company who are: William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson, Jr., William C. Powers, David H. Edington and Benjamin L. Trosky (collectively, the "Managing Directors"). PIMCO Partners, G.P. has substantially delegated its management and control of the Manager to an Equity Board and an Operating Board of the Manager. The activities of the Manager are controlled by its Operating Board except that certain non-routine or extraordinary actions may not be effected by the Operating Board without the approval of the Manager's Equity Board. The Operating Board has in turn delegated the authority to manage day-to-day operations and policies to an
Operating Committee.   Because of the ability to designate a majority of the
members of the Operating Board, Pacific Investment Management Company and the Managing Directors could be said to control the Manager, although Pacific Investment Management Company and the Managing Directors disclaim such authority.

     CCI is a general partnership with the Manager and Columbus Circle Investors Management Inc., a wholly-owned subsidiary of the Manager, as its only partners.

     DISTRIBUTION PLAN AND DISTRIBUTION AGREEMENT. Terms of the Distribution Plan of the Fund and the Distribution Agreement between the Trust and PIMCO Funds Distribution Company (the "Distributor") are summarized in the text of the Prospectus following the caption "Distributor and Distribution Plan."


     Pursuant to its Distribution Agreement with the Trust, the Distributor bears the expense of commissions with respect to sales of Fund shares to brokers having sales agreements with the Distributor, as well as certain associated expenses, including allocated overhead expenses, and also bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Distributor's and such brokers' overhead expenses may include rental payments, salaries, telephone and communications, data processing and professional services. The Fund pays up to a 0.175% distribution fee, as described in the Prospectus, which is designed to reimburse the Distributor and such brokers, in whole or in part, for these expenses and services.

     The formula for determining the Distributor's reimbursement as distributor is set forth in the Prospectus. Subject to the 0.175% limitation described in the Prospectus, the distribution fee may be paid in respect of services rendered and expenses borne in the past as to which no distribution fee was paid on account of such limitation. The Distributor does not now include in its calculation of distribution-related expenses interest, carrying or other finance charges in respect of other expenses for which it is not compensated under the Fund's Distribution Plan, but reserves the right to do so in the future.


     For the fiscal year ended September 30, 1996, the Trust paid the Distributor distribution fees of $609,136.

     During the fiscal year ended September 30, 1996, expenditures by the Distributor from funds collected pursuant to the Distribution Plan totaled approximately $562,000, and were used as follows: sales commissions and other compensation to sales personnel, $4,000; preparing, printing and distributing sales material and advertising and preparing, printing and distributing prospectuses to non-shareholders and other expenses (including data processing, legal and operations), $558,000.

     The Trustees believe that the Distribution Plan has provided benefits to the Fund. The Trustees believe that the Plan has resulted in greater sales and/or fewer redemptions of Fund shares, although it is impossible to know for certain the level of sales and redemptions of Fund shares in the absence of the Plan or under an alternative distribution scheme. The effect of the Plan on sales and/or redemptions may benefit the Fund by reducing Fund expense ratios and/or by affording greater flexibility to Fund managers.

     The Distribution Plan may be terminated as to the Fund by vote of a majority of the Trustees ("Plan Trustees") who are not "interested persons" (as defined in the Investment Company Act) of the Trust and who have no interest in the Plan or any agreement related thereto, or by vote of a majority of the outstanding voting securities of the Fund. The Trustees review quarterly a written report of distribution costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees, including a majority of the Plan Trustees, cast in person at a meeting called for the purpose, provided, however, that any change in the Plan that would materially increase the distribution cost to the Fund also requires shareholder approval.

     The Distribution Agreement may be terminated as to the Fund at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Plan Trustees.


     The Distribution Agreement and the Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved

(i) by the vote of a majority of the Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose.


     Although the Fund has no present intention to do so, it reserves the right at any time to suspend the offering of the shares of the Fund.

     Under arrangements with participating or introducing brokers, the Distributor may pay commissions to such brokers accrued daily and paid monthly at an annual rate of up to 0.125% of the average daily net asset value of Fund shares held by shareholders purchasing through such brokers.

     CUSTODIAL ARRANGEMENTS. The Bank of New York, 110 Washington Street, New York, New York 10286 is the Fund's custodian. As such, The Bank of New York holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Bank of New York receives and delivers cash and securities of the Fund in connection with the transactions of the Fund and collects all dividends and other distributions made with respect to the portfolio securities of the Fund. The Bank of New York also maintains certain accounts and records of the Fund.

     ACCOUNTING SERVICES. Pursuant to an agreement among Oppenheimer Management Corporation, the Manager and the Fund, Oppenheimer Management Corporation calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis (and as otherwise may be required by the Investment Company Act, that is, when there is a sufficient degree of trading in the Fund's portfolio securities to affect its net asset value) and performs certain accounting services for the Fund.


     INDEPENDENT AUDITORS. Price Waterhouse LLP, 1055 Broadway, Kansas City, Missouri 64105, was selected to serve as the independent public accountants for the Fund for the fiscal year ending September 30, 1997. Price Waterhouse LLP provides audit services, accounting assistance, and consultation in connection with Securities and Exchange Commission filings. Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, served as independent public accountants for the Fund through the fiscal year ended September 30, 1996. The financial information for the Fund provided under "Financial Statements" below was taken from the Trust's Annual Report dated September 30, 1996 and has been audited by Coopers & Lybrand L.L.P., whose report on such Annual Report is also included under "Financial Statements."


                  ORGANIZATION AND CAPITALIZATION OF THE TRUST

     The organization of the Trust and the voting rights of shareholders are summarized in the text of the Prospectus following the caption "Description of the Trust."

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, which may be divided into an unlimited number of series of such shares, and which presently consist of the one series of shares constituting the Fund. Each share of a series represents an equal proportionate interest in that series with each other share of that series and is entitled to a proportionate interest in the dividends and distributions from that series. Upon termination of a series, whether pursuant to liquidation of the series or otherwise, shareholders of that series are entitled to share pro rata in the net assets of the series then available for distribution to such shareholders. Shareholders have no preemptive rights.

     A copy of the Agreement and Declaration of Trust (the "Declaration of Trust") establishing the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or a series, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of an affected series or by the Trustees upon written notice to the shareholders. Upon termination of the Trust or of a series, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the series as may be determined by the Trustees, the series shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the shareholders of the series involved, ratably according to the number of shares of such series held by the several shareholders of the series on the date of termination.

     The assets received by the Trust for the issue or sale of shares of a series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that series, and constitute the underlying assets of that series. The underlying assets of a series are segregated and are charged with the expenses, including the organizational expenses, in respect of that series and with a share of the general expenses of the Trust as described above under "Investment Advisory and Other
Services." While the expenses of the Trust are allocated to the separate books of account of the series, if more than one series has shares outstanding, certain expenses may be legally chargeable against the assets of all series.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the property of a series for all loss and expense of any shareholder of that series held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the series of which he was a shareholder would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     As described in the Prospectus, the Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the Trustees have been elected by the shareholders, the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the Trustees shall continue to hold office and may appoint their successors.


                        NET INCOME, YIELDS AND VALUATION

DETERMINATION OF NET INCOME


     The net income of the Fund is determined as of the close of regular trading (ordinarily 4:00 p.m. (Eastern Time)) on the New York Stock Exchange (the "Exchange") on each day that the Exchange is open for trading. Net income includes (i) all interest accrued and discount earned on the portfolio investments of the Fund, minus (ii) amortized premium on such investments, plus or minus (iii) all realized gains and losses on such investments, and minus (iv) all expenses of the Fund.

YIELD

     As summarized in the Prospectus under the heading "Yield," the "Yield" of the Fund for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis ("Effective Yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

     The Fund's Yield and Effective Yield will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.


     For the seven day period ending September 30, 1996, the Fund's Yield was 4.72% and the Fund's Effective Yield was 4.83%, calculated as described above.



VALUING THE FUND'S PORTFOLIO INVESTMENTS

     The total net asset value of the Fund (the excess of its assets over its liabilities) is determined by Oppenheimer Management Corporation as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Trust expects that the days, other than weekend days, that the Exchange will not be open will be New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     As described in the text of the Prospectus following the caption "Net Asset Value," under normal market conditions, the securities will be valued at amortized cost in order to maintain a constant net asset value of $1 per share.

     The amortized cost method of valuation may be used by the Fund so long as it complies with Rule 2a-7 under the Investment Company Act. Under this Rule, the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of 397 days or less and to invest only in securities determined under the supervision of the Trustees to present minimal credit risks. The Fund is further required to establish procedures designed to stabilize, to the extent reasonably possible, its price per share as computed for the purpose of distribution, redemption and repurchase at $1 per share. Such procedures will include review of the Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using readily available market quotations deviates from $1 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, or in any event if the deviation exceeds 1/2%, they have agreed to take such corrective action as they regard as necessary and appropriate. Such action may include redemption of shares in kind, the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, or utilizing a net asset value per share as determined by using available market quotations. In addition, the Trustees have the authority to reduce or increase the number of shares outstanding on a pro rata basis and to offset each shareholder's pro rata portion of the deviation from the shareholder's accrued dividend account or from future dividends.


     As a result of the Fund valuing its securities at amortized cost, the yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share of the Fund were not constant and were permitted to fluctuate with the market value of the portfolio securities of the Fund. However, as a result of the foregoing procedures, the Fund believes any difference will normally be minimal.


                                      TAXES

     The tax status of the Fund and the distributions which it may make are summarized in the text of the Prospectus immediately following the caption "Taxes."

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, (b) derive less than 30% of its gross income from the sale or other disposition of certain assets held for less than three months; (c) each year distribute at least 90% of its net investment income (including tax-exempt interest) and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (d) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Under the 30% of gross income test described above, the Fund may be restricted in selling certain assets held (or considered under Code rules to have been held) for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain Fund assets to be treated as held for less than three months.

     If the Fund qualifies for taxation as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Except where specifically noted, the remainder of this section assumes that the Fund will so qualify.

     If the Fund distributes amounts in excess of its current earnings and profits, such distributions to shareholders would be treated as a return of capital to the extent of a shareholder's basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the relevant shares.

     Current federal tax law requires the holder of a Treasury or other fixed-income zero-coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. Accordingly, if the Fund holds such securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realized net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

     The Trust under which the Fund is created is organized as a Massachusetts business trust. Under current law, so long as the Fund qualifies for federal income tax treatment as described above, it is believed that neither the Trust nor the Fund should be liable for any income or franchise tax in The Commonwealth of Massachusetts.

     The Fund is generally required to withhold and remit to the U.S. Treasury 31% of redemption proceeds and dividends from net investment income and capital gains distributions credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding).

     Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Fund and the income tax consequences of an investment in the Fund to its shareholders.


                                   REDEMPTIONS

     The procedures for redemptions and withdrawals are summarized in the Prospectus following the caption "How to Redeem."

     The Fund may suspend the right of redemption for the Fund and may postpone payment when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or fairly to determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

     The Fund will normally redeem a shareholder's shares for cash. However, if in any 90-day period a shareholder seeks to redeem shares totaling the lesser of $250,000 or 1% of the Fund's total assets, the Fund may, in unusual circumstances, redeem any additional shares by payment in kind of securities held in the portfolio of the Fund.


                               DESCRIPTION OF INVESTMENTS

1.   U.S. GOVERNMENT SECURITIES.

     OBLIGATIONS BACKED BY FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT -- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government or other entities and backed by the full faith and credit of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, Farmers' Home Administration and the Small Business Administration.

     OTHER U.S. GOVERNMENT SECURITIES -- are bills, certificates of indebtedness, notes, and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal

Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association.


     U.S. Government Securities do not include securities issued or guaranteed by state governments or instrumentalities.



2.   MONEY MARKET INSTRUMENTS.

     CERTIFICATES OF DEPOSIT - certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     BANKERS' ACCEPTANCES - short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     EURODOLLAR OBLIGATIONS - obligations of foreign branches of U.S. banks.

     YANKEEDOLLAR OBLIGATIONS - obligations of domestic branches or subsidiaries of foreign banks.

     COMMERCIAL PAPER - promissory notes issued by corporations (including banks and bank holding companies), in order to finance their short-term credit needs.

     MASTER DEMAND NOTES - notes issued by corporations that are payable on demand by either the holder or the issuer.

     CORPORATE OBLIGATIONS - bonds and notes issued by corporations in order to finance longer term credit needs.

      REPURCHASE AGREEMENTS - are agreements by which the Fund acquires a security (usually a U.S. Government Security) and a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

                                   APPENDIX A


The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized with regard to portfolio investments for the Fund include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by MERUS and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the two highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2 and 3) in each rating category to indicate the security's ranking within the category):

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Description of the two highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

     AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

Description of the two highest long-term debt ratings by Duff:

     AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

     AA+  High credit quality Protection factors are strong.
     AA   Risk is modest but may vary slightly from time to time
     AA-  because of economic conditions.

Description of the two highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

     AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

IBCA's description of its two highest long-term debt ratings:

     AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

Thomson's description of its two highest long-term debt ratings:

     A Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

     A/B Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its two highest short-term debt ratings:

     Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                    -Leading market positions in well-established industries.

                    -High rates of return on funds employed.

                    -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                    -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                    -Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P's description of its two highest short-term debt ratings:

     A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Duff's description of its two highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

     Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Fitch's description of its two highest short-term debt ratings:

     F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

IBCA's description of its two highest short-term debt ratings:

     A+ Obligations supported by the highest capacity for timely repayment.

     A1 Obligations supported by a very strong capacity for timely repayment.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1   This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2   This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

     SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2      Satisfactory capacity to pay principal and interest.

Thomson's description of its two highest short-term ratings:

     TBW-1 The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

     TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                           NATIONAL MONEY MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1996

ASSETS
    Investments, at amortized cost (cost $659,021,567) (Note
     1).....................................................    $659,021,567
    Cash....................................................          76,516
    Receivable for Fund shares sold.........................      16,229,201
    Other...................................................         120,589
                                                              ----------------
            Total assets....................................     675,447,873
                                                              ----------------
LIABILITIES
    Payables and other liabilities:
      Fund shares redeemed..................................      21,529,021
      Dividends.............................................         922,830
      Management fees (Note 3)..............................         225,004
      Shareholder communications............................         110,561
      Trustees' fees........................................          77,521
      Transfer and dividend disbursing agent fees...........          54,054
      Distribution fees (Note 4)............................          53,689
      Other.................................................         147,762
                                                              ----------------
            Total liabilities...............................      23,120,442
                                                              ----------------
NET ASSETS..................................................    $652,327,431
                                                              ----------------
                                                              ----------------
NET ASSET VALUE, REDEMPTION VALUE AND OFFERING PRICE PER
  SHARE
  ($652,327,431  DIVIDED BY 652,327,431 shares).............           $1.00
                                                              ----------------
                                                              ----------------

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1996

INVESTMENT INCOME
        Interest and discount earned........................    $ 33,807,078
                                                              ----------------
    EXPENSES
        Management fees (Note 3)............................       2,560,734
        Distribution fees (Note 4)..........................         609,136
        Transfer and dividend disbursing agent fees.........         360,560
        Legal and auditing fees.............................         230,923
        Trustees' fees and expenses (Note 3)................         127,614
        Registration and filing fees........................         122,547
        Shareholder communications..........................          95,299
        Insurance expenses..................................          61,776
        Custodian fees and expenses.........................          35,058
                                                              ----------------
            Total expenses..................................       4,203,647
                                                              ----------------
NET INVESTMENT INCOME AND NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.................................    $ 29,603,431
                                                              ----------------
                                                              ----------------

                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                                  -------------------------------
                                                                                       1996            1995
                                                                                  --------------  ---------------
OPERATIONS
    Net investment income and net increase in net assets resulting from
      operations................................................................  $   29,603,431  $    35,922,653
                                                                                  --------------  ---------------
DIVIDENDS TO SHAREHOLDERS.......................................................     (29,603,431)     (35,922,653)
                                                                                  --------------  ---------------
BENEFICIAL INTEREST TRANSACTIONS
    Net decrease in net assets resulting from beneficial interest transactions
      (Note 2)..................................................................     (32,900,860)    (138,114,232)
                                                                                  --------------  ---------------
    Net decrease in net assets..................................................     (32,900,860)    (138,114,232)
NET ASSETS
    Beginning of period.........................................................     685,228,291      823,342,523
                                                                                  --------------  ---------------
    End of period...............................................................  $  652,327,431  $   685,228,291
                                                                                  --------------  ---------------
                                                                                  --------------  ---------------

                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND

                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1996

   FACE                                                               VALUE
  AMOUNT                                                             (NOTE 1)
-----------                                                        ------------
             SHORT-TERM NOTES -- 101.0%
             BANKS -- 11.7%
             Government Development Bank for Puerto Rico:
$11,500,000  5.29%, 10/8/96......................................  $ 11,488,171
  5,000,000  5.35%, 10/2/96......................................     4,999,257
  7,600,000  5.35%, 10/7/96......................................     7,593,223
  5,000,000  5.40%, 10/9/96......................................     4,994,000
 12,526,000  Matterhorn Capital Corp., 5.34%, 10/21/96...........    12,488,840
  3,000,000  Oesterreichische Kontrollbank AG, 5.40%, 11/22/96...     2,976,600
 12,100,000  UBS Finance (DE) Inc., 5.33%, 10/3/96...............    12,096,417
             U.S. Financial, Inc., guaranteed by Commerzbank AG:
 10,000,000  5.34%, 10/21/96.....................................     9,970,333
  9,865,000  5.40%, 11/12/96.....................................     9,802,850
                                                                   ------------
                                                                     76,409,691
                                                                   ------------
             BEVERAGES -- 4.3%
             Bass Finance (C.I.) Ltd., guaranteed by Bass PLC:
 10,000,000  5.32%, 11/26/96.....................................     9,917,244
 18,600,000  5.33%, 12/10/96.....................................    18,407,232
                                                                   ------------
                                                                     28,324,476
                                                                   ------------
             BROKER/DEALERS -- 14.2%
             Bear Stearns & Co., Inc.:
  7,000,000  5.35%, 10/18/96.....................................     6,982,315
 15,000,000  5.37%, 10/23/96.....................................    14,950,775
 10,000,000  5.40%, 11/4/96......................................     9,949,000
             Goldman Sachs Group, L.P.:
 10,000,000  5.37%, 10/4/96......................................     9,995,525
 10,000,000  5.37%, 10/8/96......................................     9,989,558
 10,000,000  5.40%, 11/7/96......................................     9,944,500
             Merrill Lynch & Co., Inc.:
 10,000,000  5.28%, 10/9/96......................................     9,988,267
  3,700,000  5.31%, 10/7/96......................................     3,696,726
 17,000,000  5.41%, 10/31/96.....................................    16,923,358
                                                                   ------------
                                                                     92,420,024
                                                                   ------------

                           NATIONAL MONEY MARKET FUND

                               SEPTEMBER 30, 1996

   FACE                                                               VALUE
  AMOUNT                                                             (NOTE 1)
-----------                                                        ------------
             SHORT-TERM NOTES -- (CONTINUED)
             BUILDING MATERIALS -- 3.2%
             Redland Finance, Inc.:
$10,000,000  5.28%, 10/4/96......................................  $  9,995,600
 11,100,000  5.35%, 10/10/96.....................................    11,085,154
                                                                   ------------
                                                                     21,080,754
                                                                   ------------
             CHEMICALS -- 2.3%
 15,000,000  Dupont (E.I.) DeNemours & Co., 5.33%, 10/29/96......    14,937,817
                                                                   ------------
             COMMERCIAL FINANCE -- 12.6%
             APRECO, Inc.:
 10,000,000  5.30%, 10/15/96.....................................     9,979,389
 10,000,000  5.33%, 10/21/96.....................................     9,970,389
             CIESCO L.P.:
 10,000,000  5.33%, 10/25/96.....................................     9,964,467
 20,000,000  5.40%, 10/1/96......................................    20,000,000
             Sheffield Receivables Corp.:
 10,000,000  5.37%, 10/7/96......................................     9,991,050
 12,000,000  5.37%, 10/15/96.....................................    11,974,940
 10,000,000  5.40%, 10/21/96.....................................     9,970,000
                                                                   ------------
                                                                     81,850,235
                                                                   ------------
             CONGLOMERATES -- 1.7%
 10,800,000  CSR Finance Ltd., guaranteed by CSR Ltd., 5.32%,
               11/13/96..........................................    10,731,372
                                                                   ------------
             CONSUMER FINANCE -- 14.8%
             CSW Credit, Inc.:
  3,200,000  5.27%, 10/9/96......................................     3,196,252
  8,000,000  5.33%, 10/24/96.....................................     7,972,758
  6,000,000  5.33%, 11/7/96......................................     5,967,132
  4,300,000  5.35%, 10/22/96.....................................     4,286,580
  4,800,000  5.37%, 10/25/96.....................................     4,782,816
  5,000,000  5.43%, 10/22/96.....................................     4,984,163
 15,300,000  Dean Witter, Discover & Co., 5.28%, 10/3/96.........    15,295,512
             Student Loan Finance Corp.:
 10,000,000  5.29%, 10/21/96.....................................     9,970,611
  9,700,000  5.31%, 11/1/96......................................     9,655,647
  9,800,000  5.45%, 10/1/96......................................     9,800,000

                           NATIONAL MONEY MARKET FUND

                               SEPTEMBER 30, 1996

   FACE                                                               VALUE
  AMOUNT                                                             (NOTE 1)
-----------                                                        ------------
             SHORT-TERM NOTES -- (CONTINUED)
             US Central Credit Union:
$ 8,600,000  5.32%, 10/17/96.....................................  $  8,579,666
  4,400,000  5.33%, 10/17/96.....................................     4,389,577
  7,800,000  5.34%, 10/3/96......................................     7,797,686
                                                                   ------------
                                                                     96,678,400
                                                                   ------------
             DIVERSIFIED FINANCIAL -- 1.3%
  8,478,000  General Electric Capital Corp., 5.35%, 10/28/96.....     8,443,982
                                                                   ------------
             DRUG WHOLESALERS -- 1.5%
 10,000,000  SmithKline Beecham Corp., 5.35%, 10/23/96...........     9,967,306
                                                                   ------------
             ELECTRIC UTILITIES -- 3.4%
             National Rural Utilities Cooperative Finance Corp.:
  7,200,000  5.26%, 10/28/96.....................................     7,171,596
  5,000,000  5.36%, 11/1/96......................................     4,976,922
 10,000,000  5.36%, 11/5/96......................................     9,947,889
                                                                   ------------
                                                                     22,096,407
                                                                   ------------
             LEASING & FACTORING -- 4.7%
             PHH Corp.:
  8,000,000  5.32%, 10/24/96.....................................     7,972,809
  5,000,000  5.35%, 10/9/96......................................     4,994,056
  8,000,000  5.35%, 10/16/96.....................................     7,982,167
 10,000,000  5.35%, 10/17/96.....................................     9,976,222
                                                                   ------------
                                                                     30,925,254
                                                                   ------------
             OIL-INTEGRATED -- 6.4%
  9,700,000  Petrofina Delaware, Inc., 5.40%, 10/3/96............     9,697,090
             Statoil:
 10,000,000  5.32%, 10/16/96.....................................     9,977,833
 15,000,000  5.33%, 10/18/96.....................................    14,962,246
  7,000,000  5.43%, 10/25/96.....................................     6,974,660
                                                                   ------------
                                                                     41,611,829
                                                                   ------------
             PUBLISHING/PRINTING -- 2.9%
             Pearson, Inc.:
  6,750,000  5.33%, 10/15/96.....................................     6,732,605
 12,200,000  5.34%, 10/18/96.....................................    12,169,236
                                                                   ------------
                                                                     18,901,841
                                                                   ------------

                           NATIONAL MONEY MARKET FUND

                               SEPTEMBER 30, 1996

   FACE                                                               VALUE
  AMOUNT                                                             (NOTE 1)
-----------                                                        ------------
             SHORT-TERM NOTES -- (CONTINUED)
             RESTAURANTS -- 6.1%
             Golden Managers Acceptance Corp.:
$20,000,000  5.29%, 10/2/96......................................  $ 19,997,061
 10,000,000  5.38%, 10/16/96.....................................     9,977,583
 10,000,000  Supplier Managers Acceptance Corp., 5.38%,
               10/16/96..........................................     9,977,583
                                                                   ------------
                                                                     39,952,227
                                                                   ------------
             SPECIAL PURPOSE FINANCIAL -- 8.4%
             Cooperative Association of Tractor Dealers, Inc.:
 12,200,000  5.33%, 10/11/96.....................................    12,181,937
  3,000,000  5.35%, 10/23/96.....................................     2,990,192
  8,500,000  5.40%, 10/3/96......................................     8,497,450
             Preferred Receivables Funding Corp.:
 16,100,000  5.29%, 10/22/96.....................................    16,050,318
 10,000,000  5.32%, 10/7/96......................................     9,991,133
  5,000,000  5.35%, 10/1/96......................................     5,000,000
                                                                   ------------
                                                                     54,711,030
                                                                   ------------
             TELEPHONE UTILITIES -- 1.5%
 10,000,000  Bell Atlantic Capital Funding Corp.,
               guaranteed by Bell Atlantic Corp., 5.42%,
               10/15/96..........................................     9,978,922
                                                                   ------------

TOTAL INVESTMENTS (Cost $659,021,567)...................  101.0%    659,021,567
Liabilities in Excess of Other Assets...................   (1.0)     (6,694,136)
                                                          ------   ------------
NET ASSETS..............................................  100.0%   $652,327,431
                                                          ------   ------------
                                                          ------   ------------

Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

                                                                      YEAR ENDED SEPTEMBER 30,
                                                    -------------------------------------------------------------
                                                      1996        1995        1994         1993          1992
                                                    ---------   ---------   ---------   -----------   -----------
PER SHARE OPERATING DATA:
Net asset value, beginning of period..............  $   1.00    $   1.00    $   1.00    $     1.00    $     1.00
Income from investment operations -- net
 investment income................................      0.05        0.05        0.03          0.02          0.04
Dividends to shareholders.........................     (0.05)      (0.05)      (0.03)        (0.02)        (0.04)
                                                    ---------   ---------   ---------   -----------   -----------
Net asset value, end of period....................  $   1.00    $   1.00    $   1.00    $     1.00    $     1.00
                                                    ---------   ---------   ---------   -----------   -----------
                                                    ---------   ---------   ---------   -----------   -----------
  Total Return....................................       5.0%        5.2%        3.2%          2.3%          3.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)..........  $652,327    $685,228    $823,343    $  652,256    $2,286,067
Ratios to average net assets:
Net investment income.............................      4.86%       5.15%       3.20%         2.26%         3.70%
Expenses..........................................      0.69%       0.69%       0.61%         0.71%         0.74%

                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1996

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    Cash Accumulation Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified, management investment company. The Trust consists of the National Money Market Fund, which is managed by PIMCO Advisors L.P. ("the Manager").

    INVESTMENT VALUATION -- The Trust values its portfolio on the basis of amortized cost which approximates market value. The Trust maintains a dollar-weighted average portfolio maturity of 90 days or less and only purchases instruments having remaining maturities of 397 days or less.

    FEDERAL TAXES -- No provision for Federal income taxes has been made since the Trust has qualified as a regulated investment company under the Internal Revenue Code. The cost basis of investments approximates amortized cost, which is used for both tax and book purposes.

    OTHER -- Security transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends (representing net investment income) are declared daily and paid or reinvested in additional Trust shares monthly. Investment income consists solely of interest income which includes amortization of premium or accretion of discount.

    ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2) SHARES AND DOLLARS OF BENEFICIAL INTEREST
    The Trust has authorized an unlimited number of $.00001 par value shares of beneficial interest. Transactions in shares and dollars of beneficial interest were as follows:

                                                            YEAR ENDED          YEAR ENDED
                                                        SEPTEMBER 30, 1996  SEPTEMBER 30, 1995
                                                        ------------------  ------------------
Shares and dollars sold...............................      5,037,785,418       5,211,739,188
Shares and dollars issued to shareholders in
 reinvestment of dividends............................         27,657,940          34,655,237
                                                        ------------------  ------------------
        Total.........................................      5,065,443,358       5,246,394,425
Shares and dollars redeemed...........................     (5,098,344,218)     (5,384,508,657)
                                                        ------------------  ------------------
Net decrease..........................................        (32,900,860)       (138,114,232)
                                                        ------------------  ------------------
                                                        ------------------  ------------------

                           NATIONAL MONEY MARKET FUND

                               SEPTEMBER 30, 1996

3) MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
    Management fees are paid to the Manager in accordance with the investment advisory agreement (the "Agreement") with the Trust. Under the Agreement, the Manager selects and reviews investments and provides executive and other personnel for management of the Trust. For such services, the Manager receives a fee, computed daily and paid monthly, based on the annual percentage rates of the corresponding levels of the Trust's average daily net assets as follows:

                   0.425% of the first $500 million,
                   0.400% of the next $500 million,
                   0.375% of the next $500 million,
                   0.350% of the next $500 million,
                   0.325% on amounts in excess of $2 billion.

    The Manager's compensation is subject to reduction to the extent in any year that the expenses (excluding brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) of the Trust exceed statutory limits of any jurisdiction in which the Trust's shares are qualified for offer and sale. The most restrictive of such limitations is presently believed to be 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million and 1.5% of any excess over $100 million.

    The Trustees have approved a unified fee plan, covering compensation from both of the Trusts for which they serve as independent Trustees, the Cash Accumulation Trust and the PIMCO Advisors Funds. The fee is allocated between the Trusts and among the Funds of the Trusts based on relative net assets. The total Trustees' fees to be allocated are as follows:

Annual Retainer.............................  $  35,000
Meeting Fee (each meeting attended).........      3,000
Committees:
    Contract Chairman.......................      6,000
    Audit Chairman..........................      2,000
    Audit Member............................      1,000

    In addition, the Trustees receive reimbursement for travel and out-of-pocket costs. Several individuals who are trustees or officers (or both) of the Trust are also directors or officers of the Manager or its affiliates.

4) DISTRIBUTION ASSISTANCE
    Pursuant to a Distribution Plan adopted by the Trust, the Trust compensated the distributor, PIMCO Advisors Distribution Company, an affiliate of the Manager, $609,136 for services provided and expenses incurred during the year ended September 30, 1996 in connection with assistance rendered in the sale of Trust shares. During the year ended September 30, 1996, the distribution fee, which is accrued daily and paid monthly, was equal on an annual basis to 0.10% of the Trust's average daily net assets.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Cash Accumulation Trust:

    We have audited the accompanying statement of assets and liabilities of the Cash Accumulation Trust (National Money Market Fund), including the statement of investments, as of September 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the National Money Market Fund of the Cash Accumulation Trust as of September 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
October 23, 1996

                             CASH ACCUMULATION TRUST
                       REGISTRATION STATEMENT ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (a)  Financial Statements (included in Part B).

     (b)  Exhibits:

          1.(a)     Agreement and Declaration of Trust of the Trust dated
                    April 27, 1984 and Amendment No. 1 dated June 19, 1984 incorporated by reference to Exhibit 1 to Registration Statement on Form N-1A (No. 2-91889) filed on June 26, 1984 (the "Registration Statement").

            (b) Amendment No. 2 to Agreement and Declaration of Trust of the Trust dated August 9, 1984 incorporated by reference to
                    Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement filed on September 12, 1984.

            (c) Amendment No. 3 to Agreement and Declaration of Trust of the Trust dated September 11, 1984 incorporated by reference to
                    Exhibit 2 to Post-Effective Amendment No. 1 to the Registration Statement filed on February 1, 1985.

          2.(a) By-Laws of the Trust incorporated by reference to Exhibit 2 to the Registration Statement.

            (b) Amendment to By-Laws of the Trust dated July 25, 1990 incorporated by reference to

                    Exhibit 2(b) to Post-Effective Amendment No. 12 to the Registration Statement filed on November 16, 1992.

            (c) Amendment to By-Laws of the Trust dated May 24, 1991 incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No. 12 to the Registration Statement filed on November 16, 1992.

          3.        None

          4. Specimen Share Certificates of the National Money Market Fund incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement filed on September 12, 1984.

          5.(a) Management Contract between the Trust and PIMCO Advisors L.P. incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 18 to the Registration Statement filed on January 20, 1995.

            (b) Sub-Adviser Agreement between PIMCO Advisors L.P. and Columbus Circle Investors incorporated by reference to
                    Exhibit 5(b) to Post-Effective Amendment No. 18 to the Registration Statement filed on January 20, 1995.

          6.(a) Selected Dealer Agreement between Thomson Investor Services Inc. and Prudential Securities Inc. dated July 31, 1991 incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 12 to the Registration Statement filed on November 16, 1992.

            (b) Distributor's Contract dated November 16, 1994 between the Trust and PIMCO Advisors Distribution Company incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 18 to the Registration Statement filed on January 20, 1995.

          7.        None.

          8. Custody Agreement dated December 10, 1993 between the Trust and The Bank of New York incorporated by reference to
                    Exhibit 8 to Post-Effective Amendment No. 18 to the Registration Statement filed on January 20, 1995.

          9.(a) Shareholder Service Agreement dated October 31, 1984 between the Trust and Shareholder Services, Inc. incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 12 to the Registration Statement filed on November 16, 1992.

            (b) Accounting Services Agreement dated October 31, 1984 among the Trust, Thomson McKinnon Asset Management Inc. and Oppenheimer Asset Management Corporation incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 12 to the Registration Statement filed on November 16, 1992.

            (c) Organizational Expense Reimbursement Agreement dated October, 1984 between the Trust and Thomson McKinnon Asset Management Inc. incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 12 to the Registration Statement filed on November 16, 1992.

            (d) Blue Sky Service Agreement dated December 11, 1990 between the Trust and Thomson Advisory Group incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 12 to the Registration Statement filed on November 16, 1992.


          10. Opinion of Ropes & Gray incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement filed on September 12, 1984.


          11.       Consent of Coopers & Lybrand L.L.P. IS filed herewith.

          12.       None.


          13. Investment Letter from Thomson McKinnon Asset Management Inc. to the Trust incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement filed on September 12, 1984.


          14.       None.

          15. Amended Distribution Plan of the Trust, as revised through October 26, 1989, incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement filed on December 4, 1989.

          16. Schedule for calculation of performance information incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on December 3, 1990.


          17. Financial Data Schedule for the fiscal year ended September 30, 1996 (filed as

                    Exhibit 27 for EDGAR purposes) is filed herewith.


          18.       None

          19.(a) Powers of Attorney for E. Philip Cannon, Donald P. Carter, Emmet Cashin, Jr., Gary L. Light, Robert A. Prindiville and Joel Segall incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement filed on November 23, 1988.

             (b) Power of Attorney for W. Bryant Stooks incorporated by reference to Exhibit 17(c) to Post-Effective Amendment No. 14 to the Registration Statement filed on November 18, 1993.

             (c) Power of Attorney for Gary A. Childress incorporated by reference to Exhibit 17(d) to Post-Effective Amendment No. 14 to the Registration Statement filed on November 18, 1993.

             (d) Power of Attorney for Gerald M. Thorne incorporated by reference to Exhibit 17(e) to Post-Effective Amendment No. 14 to the Registration Statement filed on November 18, 1993.

             (e) Power of Attorney for William D. Cvengros incorporated by reference to Exhibit 17 to Post-Effective Amendment No. 16 to the Registration Statement filed on November 18, 1993.


        (f)         Power of Attorney for John P. Hardaway is filed herewith.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.

     None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES.


     As of December 31, 1996, there were 27,865 record holders of the Trust's securities.


Item 27.  INDEMNIFICATION.

     Item 27 of the Trust's Registration Statement, filed with the Commission on June 26, 1984, is incorporated herein by reference.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
          ADVISER.


     (a) PIMCO Advisors L.P.(referred to herein as either the "Manager" or PIMCO Advisors L.P.) was organized as a limited partnership under Delaware law in 1987 and is registered as an investment adviser under the Investment Advisers Act of 1940. The Manager advises one mutual fund complex other than the Trust, PIMCO
Funds: Multi-Manager Series ("PFMMS"). The Manager also has various subsidiary partnerships which advise and manage mutual funds, individual accounts, profit-sharing and pension funds and institutional accounts and act as sub-advisers to certain mutual funds.

     PIMCO Partners, G.P. ("PIMCO GP"), the Manager's general partner, is a general partnership with two partners: (i) an indirect wholly-owned subsidiary of Pacific Mutual Life Insurance Company; and (ii) PIMCO Partners, L.L.C. ("LLC"), a limited liability company, all of the interests of which are held directly by the Managing Directors of Pacific Investment Management Company who are William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson, Jr., William C. Powers, David H. Edington and Benjamin L. Trosky (collectively, the "Managing Directors").

PIMCO Partners, G.P. has substantially delegated its management and control of the Manager to an Equity Board and an Operating Board of the Manager. The activities of the Manager are controlled by its Operating Board except that certain non-routine or extraordinary actions may not be effected by the Operating Board without the approval of the Manager's Equity Board. The Operating Board has in turn delegated the authority to manage day-to-day operations and policies to an Operating Committee. The Operating Board is composed of twelve members, of which seven (including the chairman) are designated by Pacific Investment Management Company, a subsidiary general partnership of the Manager. The Equity Board is composed of twelve members including the chief executive officer of the Manager, three members designated by Pacific Financial Asset Management Company, the chairman of the Operating Board, two members designated by LLC, two members designated by holders of Series B Preferred Stock of Thomson Advisory Group Inc., the former general partner of the Manager, and three independent members. Because of the ability to designate a majority of the Members of the Operating Board, Pacific Investment Management Company and the Managing Directors could be said to control the Manager, although Pacific Investment Management Company and the Managing Directors disclaim such authority.


     Set forth below are the substantial business engagements during at least the two past fiscal years of each director or officer of the Manager and of each member of the Manager's Operating and Equity Boards:

NAME AND POSITION                          BUSINESS AND
  WITH MANAGER                             OTHER CONNECTIONS


William D. Cvengros                        Trustee of the Trust; Trustee and
     President, Chief Executive            Chairman, PFMMS; Director, PIMCO
     Officer, Member of Equity and         Funds Distribution Company ("PFDCO");
     Operating Boards and Operating        Director, Furon Corporation.
     Committee                             Formerly, Trustee, Pimco Advisors
                                           Funds ("PAF"), Vice Chairman, Chief
                                           Investment Officer and Director,
                                           Pacific Mutual Life Insurance
                                           Company, Director and Chairman,

                                           Pacific Financial Asset Management
                                           Company,  Director, Mutual Service
                                           Corporation, Director, Pacific
                                           Equities Network, Director, PFAMCo UK
                                           Limited, Non-Executive Director,
                                           Blairlogie Capital Management
                                           Limited, Trustee and Vice President,
                                           PFAMCo Funds, Chairman and Director,
                                           Parametric Portfolio Associates,
                                           Inc., President, Chairman, Chief
                                           Executive Officer, Director and
                                           Trustee of various realty group
                                           trusts, and PMRealty Advisors, Inc.,
                                           President, Chief Executive Officer
                                           and Director, NFJ Investment Group,
                                           Inc., Vice President and Trustee,
                                           Pacific Select Fund, Director,
                                           Cadence Capital Management
                                           Corporation


Irwin F. Smith                             Chairman, Managing Director, Chief
     Member of Operating and Equity        Executive Officer and Chief
     Boards and Operating Committee        Investment Officer, Columbus Circle
                                           Investors ("CCI") and Chairman,
                                           Columbus Circle Investors Management
                                           Inc.; Formerly, Chairman of Thomson
                                           Advisory Group L.P. ("TAGLP") and of
                                           the Columbus Circle Investors
                                           Division of TAGLP, Director and
                                           Chairman, Thomson Advisory Group Inc.
                                           ("TAG Inc.")

Robert A. Prindiville                      Trustee and President of the Trust ;
      Vice President                       Trustee of PFMMS.  Formerly, Director
                                           and Chairman, PFDCO, Trustee, PAF,
                                           President of TAGLP, President and
                                           Director, TAG Inc., Chairman of TIS


Donald K. Miller                           Chairman, Greylock Financial Inc.;
     Member of Equity Board                Director of Huffy Corporation, RPM,
                                           Inc. and Christensen Boyles
                                           Corporation; Director, President and
                                           Chief Executive Officer, TAG Inc.
                                           Formerly, Vice

                                           Chairman, TAGLP, Director and Vice
                                           Chairman of TIS

Newton B. Schott, Jr.                      Secretary, CCI, Columbus Circle
     Senior Vice President                 Investors Management Inc., Cadence
     - Legal, and Secretary                Capital Management Inc., NFJ
                                           Management Inc. and Parametric
                                           Management Inc.; Executive Vice
                                           President, Director, Secretary and
                                           Chief Administrative Officer, PFDCO;
                                           Vice President and Clerk of the
                                           Trust.  Vice President and Secretary
                                           of PFMMS.  Formerly, Vice President
                                           and Clerk, PAF, Executive Vice
                                           President, Secretary and General
                                           Counsel, TAGLP, Executive Vice
                                           President, Secretary and General
                                           Counsel, TAG Inc., Executive Vice
                                           President and Secretary, TIS

Robert M. Fitzgerald                       Chief Financial Officer, Senior Vice
     Senior Vice President - Finance,      President - Finance and Controller,
     Chief Financial Officer and           PFDCO; Senior Vice President, Finance
     Controller                            and Controller, CCI and Columbus
                                           Circle Investors Management Inc.;
                                           Assistant Treasurer, Cadence Capital
                                           Management; Treasurer, Cadence
                                           Capital Management Inc., NFJ
                                           Investment Group, NFJ Management
                                           Inc., Parametric Portfolio
                                           Associates, Parametric Management
                                           Inc., Pacific Investment Management
                                           Company, PIMCO Management Inc. and
                                           StocksPLUS Management Inc.  Formerly,
                                           Chief Financial Officer, TPM
                                           Financial, Vice President, Mechanics
                                           National Bank, and Partner, Price
                                           Waterhouse

Donald A. Chiboucas                        Managing Director and President, CCI;
     Member of Operating Board             Director and President, Columbus
                                           Circle Investors Management Inc.
                                           Formerly, Senior Executive Vice
                                           President, TAGLP, President, Columbus
                                           Circle Investors

                                           Division, TAGLP, Senior Executive
                                           Vice President, TAG Inc.


Walter E. Auch, Sr.                        Management Consultant; Director of
     Member of Equity    Board             Fort Dearborn Fund, Shearson VIP
                                           Fund, Shearson Advisors Fund,
                                           Shearson TRAK Fund, Banyan Land
                                           Trust, Banyan Land Fund II, Banyan
                                           Mortgage Fund, Allied Healthcare
                                           Products, Inc., First Western Inc.,
                                           DHR Group and Geotech Industries.
                                           Formerly, Director, TAG Inc.

Donald R. Kurtz                            Formerly, Vice President of
     Member of Equity Board                International Asset Management,
                                           General Motors Investment Management
                                           Corp. and Director, TAG Inc.


Kenneth M. Poovey                          Partner, Latham & Watkins
     General Counsel and Board
     Secretary


Sharon A. Cheever                          Vice President and Investment
     Vice President, Legal and             Counsel, Pacific Mutual Life
     Assistant Secretary                   Insurance Company.  Formerly,
                                           Assistant Vice President and
                                           Associate Counsel, Pacific Mutual
                                           Life Insurance Company

Ernest L. Schmider                         Vice President, Chief Administrative
     Vice President, Legal and             and Legal Officer, Pacific Investment
     Assistant Secretary                   Management Company; Senior Vice
                                           President, Secretary, Chief
                                           Administrator and Legal Officer,
                                           PIMCO Management Inc.; Director,
                                           Assistant Secretary and Assistant
                                           Treasurer, StocksPLUS Management Inc.


James F. McIntosh                          Executive Director, Allen Matkins,
     Member of Equity Board                Leck, Gamble & Mallory.  Formerly,
                                           Director of Pacific Investment
                                           Management Company

David B. Breed                             Director, Managing Director and Chief
     Member of Operating Board             Executive Officer, Cadence Capital
                                           Management Inc.; Managing Director
                                           and Chief Executive Officer, Cadence
                                           Capital Management

Walter B. Gerken                           Director, Mullin Consulting Inc.;
     Chairperson and Member of Equity      Director, Executive Services Corp. of
     Board                                 Southern California.  Formerly,
                                           Director, Pacific Investment
                                           Management Company, Chairman,
                                           Director, Chairman of Executive
                                           Committee and Chief Executive
                                           Officer, Pacific Mutual Life
                                           Insurance Company

William H. Gross                           Director and Managing Director, PIMCO
     Member of Equity Board and            Management Inc.; Managing Director,
     Operating Board                       Pacific Investment Management
                                           Company; Senior Vice President, PIMCO
                                           Funds; Director and Vice President,
                                           StocksPLUS Management, Inc.; Member
                                           of PIMCO Partners LLC

Brent R. Harris                            Director and Managing Director, PIMCO
     Member of Operating Board             Management Inc.; Managing Director,
                                           Pacific Investment Management
                                           Company; Director and Vice President,
                                           StocksPLUS Management, Inc.; Chairman
                                           of the Board and Trustee, PIMCO Funds
                                           and PIMCO Commercial Mortgage
                                           Securities Trust, Inc.; Member of
                                           PIMCO Partners LLC

Daniel S. Pickett                          Managing Director, CCI; Director,
     Member of Operating Board             Columbus Circle Investors Management,
                                           Inc.

Dean S. Meiling                            Director and Managing Director, PIMCO
     Member of Operating Board             Management Inc.; Managing Director,
                                           Pacific Investment Management
                                           Company; Vice President, PIMCO Funds
                                           and PIMCO Commercial Mortgage
                                           Securities Trust, Inc.

James F. Muzzy                             Director and Managing Director, PIMCO
     Member of Operating Board             Management Inc.; Managing Director,
                                           Pacific Investment Management
                                           Company; Vice President, PIMCO Funds;
                                           Director and Vice President,
                                           StocksPLUS Management, Inc.; Member
                                           of PIMCO Partners LLC

William F. Podlich III                     Director and Managing Director, PIMCO
     Member of Equity Board and            Management Inc.; Managing Director,
     Operating Board                       Pacific Investment Management
                                           Company; Vice President, PIMCO
                                           Commercial Mortgage Securities Trust,
                                           Inc.; Member of PIMCO Partners LLC

William C. Powers                          Director and Managing Director, PIMCO
     Member of Operating Board             Management Inc.; Managing Director,
                                           Pacific Investment Management
                                           Company; Senior Vice President, PIMCO
                                           Commercial Mortgage Securities Trust,
                                           Inc.; Member of PIMCO Partners LLC

Glenn S. Schafer                           President and Director, Pacific
     Member of Equity Board                Mutual Life Insurance Company;
                                           Chairman and Director, Mutual Service
                                           Corporation, United Planners Group,
                                           Inc., Pacific Equities Network and
                                           Pacific Financial Holding Company

Thomas C. Sutton                           Chairman, Chief Executive Officer and
     Member of Equity Board                Director, Pacific Mutual Life
                                           Insurance Company; Chairman, Trustee
                                           and President, Pacific Select Fund;
                                           Director, United Planners Group,
                                           Inc., Pacific Equities Network,
                                           Mutual Services Corporation and
                                           Pacific Financial Holding Company

William S. Thompson, Jr.                   Director, Managing Director and Chief
     Member of Equity Board; Chairman      Executive Officer, PIMCO Management
     and Member of Operating               Inc.; Chief Executive Officer and
                                           Managing Director, Pacific Investment
                                           Management Company; Director and
                                           President,

Board; Member of Operating Committee       StocksPLUS Management, Inc.;
                                           Vice President, PIMCO Funds and
                                           PIMCO Commercial Mortgage Securities
                                           Trust, Inc.

Stephen J. Treadway                        Director, Chairman and President,
     Executive Vice President              PFDCO; President of the Trust;
                                           President, PFMMS.  Formerly,
                                           Executive Vice President, Smith
                                           Barney Inc.

James Ward                                 None
     Vice President

Richard M. Weil                            Assistant Secretary, CCI, Columbus
     Senior Vice President, Legal          Circle Investors Inc., Cadence
     Counsel                               Capital Management, Cadence Capital
                                           Management Inc., NFJ Management Inc.,
                                           Parametric Management Inc., Pacific
                                           Investment Management Company, PIMCO
                                           Management Inc. and PFDCO; Secretary,
                                           NFJ Investment Group, Parametric
                                           Portfolio Associates, and StocksPLUS
                                           Management, Inc.


     The principal business address of the Manager is 800 Newport Center Drive, Suite 100, Newport Beach, CA 92660. The address of PFDCO is 2187 Atlantic Street, Stamford, CT 06902. The address of CCI and Columbus Circle Investors Management Inc. is One Station Place, Stamford, CT 06902. The address of Cadence Capital Management and Cadence Capital Management Inc. is Exchange Place, 53 State Street, Boston, MA 02109. The address of NFJ Investment Group and NFJ Management Inc. is 2121 San Jacinto, Suite 1840, Dallas, TX 75201. The address of Parametric Portfolio Associates and Parametric Management Inc. is 7310 Columbia Center, 701 Fifth Avenue, Seattle, WA 98104. The address of Pacific Financial Holding Company, Pacific Equities Network, Pacific Mutual Life Insurance Company and Pacific Select Fund is 700 Newport Center Drive, Newport Beach, CA 92660. The address of PIMCO Funds, PFMMS, Pacific Investment Management Company, PIMCO Management Inc., PIMCO Commercial Mortgage Securities Trust, Inc. and StocksPLUS Management, Inc. is 840 Newport Center Drive,

Newport Beach, CA 92660. The address of Mutual Service Corporation is 7108 Fairway Drive, Palm Beach Gardens, FL 33418. The address of United Planners Group, Inc. is 7333 East Double Tree Ranch Road, Scottsdale, AZ 85258.

          (b) CCI is a general partnership formed on September 9, 1994 which is registered as an investment adviser under the Investment Advisers Act of 1940. The Manager and Columbus Circle Investors Management Inc.("CCI Inc."), a wholly-owned subsidiary of the Manager, are the general partners of CCI. CCI consists of the personnel of the former Columbus Circle Investors Division of TAGLP and the investment personnel of the former Mutual Funds Division of TAGLP. CCI acts as sub-adviser to other mutual funds and also advises and manages individual accounts, profit sharing and pension funds and institutional accounts.


          Set forth below are the substantial business engagements during at least the two past fiscal years of each director or officer of CCI:

NAME AND POSITION                          BUSINESS AND
WITH CCI                                   OTHER CONNECTIONS


Irwin F. Smith                             Member of Equity and Operating Boards
     Chairman AND Managing                 and Operating Committee, PIMCO
     Director                              Advisors L.P.; Director and
                                           Chairman, CCI Inc.

Richard M. Weil                            Assistant Secretary, CCI Inc.,
     Assistant Secretary                   Cadence Capital Management Inc., NFJ
                                           Management Inc., Parametric
                                           Management Inc., PIMCO Management
                                           Inc. and PFDCO; Secretary, NFJ
                                           Investment Group, Parametric
                                           Portfolio Associates and StocksPLUS
                                           Management, Inc.; Senior Vice
                                           President, Legal Counsel, PIMCO
                                           Advisors L.P.

Donald A. Chiboucas                        Member of Operating Board, PIMCO
     President and Managing Director       Advisors L.P.; Director and
                                           President, CCI Inc.

Louis P. Celentano                         Director and Vice President, CCI Inc.
     Managing Director

Robert W. Fehrman                          Director, CCI Inc.
     Managing Director

Marc Felman                                None
     Managing Director

Amy M. Hogan                               Director, CCI Inc.
     Managing Director

Daniel S. Pickett                          Member of Operating Board, PIMCO
     Managing Director                     Advisors L.P.; Director, CCI Inc.

Anthony Rizza                              Director, CCI Inc.
     Managing Director

Paul C. Tyborowski                         Director, CCI Inc.
     Managing Director

Winthrop S. Headley                        None
     Vice President

Clifford G. Fox                            Director, CCI Inc.
     Managing Director

Harold R. Snedcof                          None
     Vice President

Sharon S. Weslow                           None
     Vice President

Michele Montano                            None
     Senior Vice President

Cecelia Pastore                            None
     Vice President

Paul A. Pantalena                          None

     Vice President

Jacob Navon                                None
     Senior Vice President

Mark Fishman                               None
     Senior Vice President

Paul Meeks                                 None
     Vice President

Anne Malone                                None
     Vice President

Nathaniel J. Belknap                       None
     Vice President

     The address of CCI and CCI Inc. is One Station Place, Stamford, CT 06902.


Item 29.  PRINCIPAL UNDERWRITERS.



     (a) PFDCO, the Registrant's principal underwriter, also serves as underwriter for PIMCO Funds and PFMMS. PFDCO is a wholly-owned subsidiary of PIMCO Advisors L.P.

     (b) Information with respect to directors and officers of PFDCO is as follows:


                         Positions and Offices         Positions and
Names and Principal      with Principal                Offices with
Business Addresses       Underwriter                   Registrant
-------------------      ---------------------         -------------


Jeffrey L. Booth         Vice President                None

James D. Bosch           Regional Vice                 None
                         President

William D. Cvengros      Director                      Trustee


Robert M. Fitzgerald     Chief Financial               None
                         Officer and
                         Treasurer

Michael J. Gallagher     Vice President                None

David S. Goldsmith       Vice President                None

Ronald H. Gray           Vice President                None

John B. Hussey           Vice President                None

Edward W. Janeczek       Senior Vice President         None

Johnathan C. Jones       Vice President                None

Jaishree B. Kemraj       Assistant Vice                None
                         President and
                         Assistant
                         Controller

William E. Lynch         Senior Vice                   None
                         President

Jacqueline A. Mccarthy   Vice President                None

Andrew J. Meyers         Executive Vice                None
                         President

Fioja Moyer              Regional Vice                 None
                         President

Philip J. Neugebauer     Vice President                None

Joffrey H. Pearlman      Regional Vice                 None
                         President

Glynne Pisapia           Regional Vice                 None
                         President

Matthew M. Russell       Vice President                None


Newton B. Schott, Jr.    Director, Executive           Vice President;
                         Vice President, Chief         Clerk
                         Administrative Officer
                         and Secretary

Robert M. Smith          Vice President                None

David P. Stone           Regional Vice                 None
                         President

William H. Thomas, Jr.   Regional Vice                 None
                         President

Stephen J. Treadway      Director, Chairman            President
                         and President

Paul H. Troyer           Senior Vice                   None
                         President

Brian F. Trumbore        Executive Vice                None
                         President

Timothy G. Uecker        Vice President                None

Richard M. Weil          Assistant                     None
                         Secretary

Glenn A. Zimmerman       Vice President                None


     The principal business address of each such individual is 2187 Atlantic Street, Stamford, CT 06902.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.


     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's Clerk, Newton B. Schott, Jr.; Registrant's Manager, PIMCO Advisors L.P., and sub-Adviser, CCI; Registrant's Custodian, The Bank of New York; and Registrant's Transfer Agent and Shareholder Servicing Agent, Shareholder Services, Inc. The address of PIMCO Advisors L.P. is 800 Newport Center Drive, Suite 100, Newport Beach, CA 92660; the address of the Clerk is 2187 Atlantic Street, Stamford, CT 06902; the address of CCI is One Station Place, Stamford, CT 06902; the address of the Custodian is 110 Washington Street, New York, NY 10286; and the address of the Transfer Agent and Shareholder Servicing Agent is 3410 South Galena Street, Denver, CO 80231.


Item 31.  MANAGEMENT SERViceS.

     None.

Item 32.  UNDERTAKINGS.

     (a) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 1 per centum of the outstanding shares of the Registrant, regardless of the net asset value of the shares held by such requesting shareholders.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of Cash Accumulation Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant in his capacity as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders of the Trust individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 23rd day of January, 1997.


                                        CASH ACCUMULATION TRUST




                                        By:     /s/ Stephen J. Treadway
                                            ---------------------------
                                             Stephen J. Treadway,
                                             President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 has been signed below by the following persons in the capacities and on the dates indicated.

Name                               Capacity                 Date
----                               --------                 ----


 /s/ Robert A. Prindiville         Trustee                  January 23, 1997
--------------------------
Robert A. Prindiville


John P. Hardaway*                  Treasurer and
--------------------------         Principal Financial
John P. Hardaway                   and Accounting
                                   Officer

William D. Cvengros*               Trustee
--------------------------
William D. Cvengros

Gary L. Light*                     Trustee
--------------------------
Gary L. Light

Joel Segall*                       Trustee
--------------------------
Joel Segall

Donald P. Carter*                  Trustee
--------------------------
Donald P. Carter

E. Philip Cannon*                  Trustee
--------------------------
E. Philip Cannon

Gary A. Childress*                 Trustee
--------------------------
Gary A. Childress

W. Bryant Stooks*                  Trustee
--------------------------
W. Bryant Stooks

Gerald M. Thorne*                  Trustee
--------------------------
Gerald M. Thorne

                                   * By:      /s/ Robert A. Prindiville
                                             --------------------------
                                             Robert A. Prindiville
                                             Attorney-In-Fact


                                             Date: January 23, 1997

                                  EXHIBIT LIST


Exhibit
-------

11.       Consent of Coopers & Lybrand L.L.P.

17.       Financial Data Schedule


19.(e)    Power of Attorney for John P. Hardaway